Pioneer Bond Fund
Schedule of Investments | March 31, 2025

Schedule of Investments  |  3/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 108.8%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets*(a)
	Building & Construction Products — 0.0%†
823,775	MI Windows and Doors LLC, Term B-2 Loan, 7.325% (Term SOFR + 300 bps), 3/28/31	$ 811,566
	Total Building & Construction Products	$811,566

	Chemicals-Specialty — 0.0%†
1,366,588	Mativ Holdings, Inc., Term B Loan, 8.189% (Term SOFR + 375 bps), 4/20/28	$ 1,363,171
	Total Chemicals-Specialty	$1,363,171

	Computer Services — 0.1%
3,511,200	Amentum Holdings, Inc., Initial Term Loan, 6.575% (Term SOFR + 225 bps), 9/29/31	$ 3,412,995
	Total Computer Services	$3,412,995

	Cruise Lines — 0.0%†
1,094,500	LC Ahab US Bidco LLC, Initial Term Loan, 7.325% (Term SOFR + 300 bps), 5/1/31	$ 1,102,709
	Total Cruise Lines	$1,102,709

	Electric-Generation — 0.1%
2,786,000	Alpha Generation LLC, Initial Term B Loan, 7.075% (Term SOFR + 275 bps), 9/30/31	$ 2,791,224
307,204	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.575% (Term SOFR + 525 bps), 4/3/28	301,828
	Total Electric-Generation	$3,093,052

	Medical-Wholesale Drug Distribution — 0.0%†
1,886,442	Owens & Minor, Inc., Term B-1 Loan, 8.175% (Term SOFR + 375 bps), 3/29/29	$ 1,858,145
	Total Medical-Wholesale Drug Distribution	$1,858,145

	Recreational Centers — 0.0%†
188,879	Fitness International LLC, Term B Loan, 9.575% (Term SOFR + 525 bps), 2/12/29	$ 191,358
	Total Recreational Centers	$191,358

	Total Senior Secured Floating Rate Loan Interests (Cost $11,916,660)	$11,832,996

1Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — 10.7% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 506,874
165,340(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.664% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	161,300
1,051,493	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	972,206
5,622,868	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	5,580,405
2,457,577	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	2,463,580
5,153,912(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.581% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	5,154,185
1,824,449	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	1,827,246
2,507,143	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	2,506,133
2,414,282	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	2,453,178
837,323	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	852,169
3,347,859	Ally Bank Auto Credit-Linked Notes Series, Series 2024-B, Class E, 6.678%, 9/15/32 (144A)	3,361,643
2,330,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,375,254
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,606,429
1,110,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31 (144A)	1,128,197
2,845,787	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	2,726,591
1,806,907	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,731,594
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.284% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	6,928,205
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.649% (SOFR30A + 230 bps), 1/15/37 (144A)	7,723,070
3,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	3,671,653
2,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	2,711,176
Pioneer Bond Fund | 3/31/252

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	$ 1,017,137
6,557,645	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	6,047,485
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.649% (SOFR30A + 230 bps), 2/15/37 (144A)	4,973,886
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.502% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,736,937
4,433,149(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	4,189,686
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,882,371
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,486,888
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	3,402,752
4,052,401(b)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	3,969,209
3,420,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	3,205,474
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,379,993
106,783(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.085% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	104,915
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	12,472,676
1,890,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,906,104
5,140,909	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	5,210,091
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,318,727
2,630,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	2,608,246
2,100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	2,134,373
2,125,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	2,133,794
8,720,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	8,640,917
11,290,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	11,746,964
3Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,480,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	$ 7,624,930
25,070,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	25,314,229
6,500,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	6,468,674
12,829,441(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	12,908,047
22,060,622(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	22,064,901
11,896,487(b)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	11,937,820
5,060,000(b)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	5,071,021
4,722,581(c)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 2.75%, 9/25/71 (144A)	4,540,866
7,297,971(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	7,170,160
7,825,049(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	7,419,125
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.905% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	1,573,370
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 12.255% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	981,026
1,554,338	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	1,547,830
1,458,161	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,364,799
4,662,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	4,856,475
5,210,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	5,338,524
16,850,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	16,969,502
2,068,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	2,041,625
1,640,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33 (144A)	1,696,695
3,150,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	3,201,862
4,585,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	4,670,459
Pioneer Bond Fund | 3/31/254

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.234% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	$ 3,417,826
247,455	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	240,820
5,782,342	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	1,734,702
2,858,179	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,713,911
4,218,409	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	4,001,403
3,090,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	3,159,633
1,410,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,429,271
2,800,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	2,843,048
1,249,199(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 7.494% (SOFR30A + 315 bps), 5/20/32 (144A)	1,260,732
2,756,895	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,456,619
4,311,816	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	3,894,925
65,301	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	64,501
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,945,120
6,160,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	6,156,104
7,560,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	7,652,659
5,270,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	5,337,106
8,010,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	8,067,090
5,200,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	5,251,161
1,387,717	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,231,389
578,512	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	510,846
188,773	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	186,273
5Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	$ 4,468,254
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 7.562% (3 Month Term SOFR + 326 bps), 12/21/29 (144A)	2,851,416
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,752,958
7,760,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	7,794,606
3,829,742	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	3,841,006
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.902% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,996,133
10,105,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	10,090,725
5,958,710(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	6,075,722
4,640,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	4,659,982
5,226,484	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	5,173,380
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,225,716
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,818,726
9,767,222(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	9,153,840
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	3,976,774
3,854,749	Santander Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	3,874,085
494,978	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	494,871
5,080,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	5,254,352
12,410,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	12,522,149
11,765,047	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	11,768,279
2,760,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	2,839,263
Pioneer Bond Fund | 3/31/256

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.212% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	$ 2,752,483
2,695,403	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	2,512,769
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.299% (SOFR30A + 195 bps), 11/15/38 (144A)	10,104,675
3,330,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	3,392,252
1,870,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	1,886,217
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,303,137
6,004	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	5,999
40,233	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	40,645
32,148	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	32,900
26,058	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	26,218
23,648	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	24,160
10,860	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	10,941
25,098	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	24,838
3,145,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	3,249,543
9,601,847(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	9,708,020
2,670,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	2,965,234
335,463	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	323,888
160,906	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	156,494
3,081,031	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	3,035,392
7Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,730,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	$ 8,892,474
7,948,379	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	7,955,318
	Total Asset Backed Securities (Cost $538,946,266)	$532,362,626

	Collateralized Mortgage Obligations—6.6% of Net Assets
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 9,568,716
3,123,113(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,869,259
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,793,384
2,480,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	2,348,298
1,840,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	1,724,073
2,130,000(b)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	2,025,079
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	4,001,928
5,352,625(b)	CIM Trust, Series 2021-J1, Class B1, 2.659%, 3/25/51 (144A)	4,417,215
2,982,192(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.709%, 5/25/51 (144A)	2,460,024
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.34% (SOFR30A + 300 bps), 1/25/42 (144A)	2,075,493
3,230,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.286% (SOFR30A + 195 bps), 3/25/44 (144A)	3,235,789
2,500,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.04% (SOFR30A + 170 bps), 7/25/44 (144A)	2,499,999
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,899,212
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,757,522
6,810,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.29% (SOFR30A + 395 bps), 9/26/33 (144A)	7,006,392
Pioneer Bond Fund | 3/31/258

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,031,071(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.087% (SOFR30A + 644 bps), 8/15/42	$ 575,060
2,355,594(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	472,218
2,409,627(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	502,609
12,931,999	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	12,362,112
970,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, 8/25/59 (144A)	923,117
3,764,503(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	3,604,255
6,843,250(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.39% (SOFR30A + 105 bps), 10/25/44 (144A)	6,836,352
2,440,814(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.34% (SOFR30A + 100 bps), 10/25/44 (144A)	2,435,735
114,715(b)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.19%, 7/25/43	116,350
241	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	240
1,884,371(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	385,691
154,326,478(b)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	1,898,771
166,605	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	164,244
11,584,267(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,982,562
9,806,434(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 7.574% (1 Month Term SOFR + 324 bps), 1/20/50	150,665
11,580,181(b)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	11,585,871
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,491,539
2,799,140(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.927%, 2/26/52 (144A)	2,257,360
9Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,010,000(b)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	$ 9,009,923
1,590,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.94% (SOFR30A + 460 bps), 10/25/33 (144A)	1,644,895
3,711,340(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,660,230
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,119,333
52,354,599(b)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.232%, 7/25/51 (144A)	695,484
4,311,347(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.232%, 7/25/51 (144A)	3,752,126
10,496,269(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	8,611,884
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,273,862
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,426,125
8,710,367	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	8,307,512
101,113,358(b)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.115%, 12/25/51 (144A)	658,501
5,444,760(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.802%, 12/25/51 (144A)	4,448,926
3,945,352(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.161%, 2/25/52 (144A)	3,339,826
3,760,331(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.139%, 4/25/52 (144A)	3,161,208
4,665,335(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.795%, 11/25/51 (144A)	3,743,695
87,460,684(b)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.115%, 12/25/51 (144A)	563,754
2,536,544(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.976%, 10/25/51 (144A)	2,112,233
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,651,105
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.514%, 7/25/52 (144A)	4,702,124
965,605	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	897,433
183,302(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.25% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	178,491
Pioneer Bond Fund | 3/31/2510

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,442,501(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	$ 1,383,070
6,695,441	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	6,017,701
9,230,363(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	7,489,572
4,391,669(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.668%, 6/25/51 (144A)	3,595,864
4,605,372(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.314%, 3/25/52 (144A)	3,887,147
77,733(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	73,061
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,710,961
2,649,890(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.967%, 10/25/51 (144A)	2,226,801
4,740,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	4,622,084
6,247,881(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	4,970,511
2,561,004(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.477%, 4/25/51 (144A)	2,023,917
3,198,065(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,621,434
3,220,001(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.35%, 4/25/51 (144A)	2,547,684
2,675,504(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	2,229,609
2,757,608(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	2,291,360
2,150,378(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.04% (SOFR30A + 270 bps), 7/25/33 (144A)	2,164,821
2,581,934(b)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.70%, 12/25/51 (144A)	2,072,033
3,797,792(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.711%, 10/25/51 (144A)	3,129,250
3,764,225(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.629%, 11/25/51 (144A)	2,941,046
5,025,795(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.562%, 6/25/51 (144A)	4,060,510
11Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,009,664(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	$ 2,442,060
10,040,636(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	8,396,697
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	9,142,437
4,005,421(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,585,712
8,748,676(b)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	8,811,785
219,670(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.678%, 12/25/42	212,749
35,453(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	34,948
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,165,878
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	7,959,039
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.585% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	4,652,539
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 6.685% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	2,026,570
10,852,720(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,149,690
8,889,416(b)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	8,941,811
6,379,977(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.74% (SOFR30A + 340 bps), 11/25/33 (144A)	6,470,215
4,776,317(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.231%, 1/25/52 (144A)	3,981,377
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	2,028,890
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	7,402,666
	Total Collateralized Mortgage Obligations (Cost $370,545,594)	$327,849,303

Pioneer Bond Fund | 3/31/2512

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—4.4% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.197% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 4,338,212
1,736,901(c)(d)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	7,157,318
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289%, 9/15/48 (144A)	1,753,681
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.829%, 4/15/55	2,708,699
1,171,665(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 5.784% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,039,852
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,784,433
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	16,065,874
4,250,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.333% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	4,239,375
3,875,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.73% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	3,862,891
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.329% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	13,049,425
7,642,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.678% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	7,584,685
4,869,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,754,700
11,065,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.16% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	11,030,323
481,988(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.34% (SOFR30A + 200 bps), 1/25/51 (144A)	480,062
6,790,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.34% (SOFR30A + 400 bps), 11/25/51 (144A)	7,056,412
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	2,387,037
3,244,609(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 6.917% (SOFR30A + 256 bps), 10/25/28	3,096,474
1,745,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.467% (SOFR30A + 511 bps), 10/25/28	1,594,140
13Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.385%, 2/25/52 (144A)	$ 4,453,895
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.767% (SOFR30A + 241 bps), 6/25/26 (144A)	4,026,641
3,364,630(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.867% (SOFR30A + 251 bps), 7/25/29 (144A)	3,154,454
1,910,595(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	1,808,129
4,971,523(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.367% (SOFR30A + 701 bps), 8/25/29	4,786,787
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,407,927
110,917,191(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	479,717
9,000,000(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	37,432
1,717,374(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	1,708,331
8,840,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.685% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	8,809,632
14,675,544(b)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.614%, 10/16/58	506,631
4,885,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 6.534% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	4,824,301
7,025,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.86% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	7,020,609
2,915,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	2,959,951
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,942,599
5,244,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.797%, 10/5/39 (144A)	5,235,749
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,781,000
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,866,977
45,714,000(b)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.119%, 6/15/51	187,002
Pioneer Bond Fund | 3/31/2514

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	$ 6,227,413
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.934% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,241,861
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	5,870,853
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,460,000
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.385% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	6,377,622
106,231	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	104,799
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,855,668
5,612,479(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	5,721,756
6,033,866(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	6,033,347
5,123,440(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	5,139,680
27,264,150(b)(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.862%, 9/15/57	38,791
23,454,467(b)(d)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.594%, 10/15/49	392,944
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,586,358
	Total Commercial Mortgage-Backed Securities (Cost $232,707,382)	$219,032,449

	Corporate Bonds — 36.7% of Net Assets
	Aerospace & Defense — 0.7%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 9,542,597
5,437,000	Boeing Co., 5.15%, 5/1/30	5,470,720
7,995,000	Boeing Co., 5.805%, 5/1/50	7,611,092
8,905,000	Boeing Co., 6.858%, 5/1/54	9,672,573
2,695,000	Boeing Co., 7.008%, 5/1/64	2,920,278
	Total Aerospace & Defense	$35,217,260

15Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Agriculture — 0.3%
15,890,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 16,247,659
	Total Agriculture	$16,247,659

	Airlines — 0.5%
4,237,387	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 3,969,345
1,023,000	American Airlines Pass-Through Trust, 3.95%, 7/11/30	963,551
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,701,167
3,659,583	JetBlue Pass-Through Trust, 2.75%, 5/15/32	3,173,501
1,319,256	JetBlue Pass-Through Trust, 4.00%, 11/15/32	1,236,084
875,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	884,349
3,474,498	United Airlines Pass-Through Trust, 5.45%, 2/15/37	3,501,542
1,056,000	United Airlines Pass-Through Trust, 4.875%, 1/15/26	1,054,091
	Total Airlines	$26,483,630

	Auto Manufacturers — 3.6%
9,495,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 9,451,171
11,020,000	American Honda Finance Corp., 5.05%, 7/10/31	11,101,833
14,200,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	14,070,119
3,640,000	Ford Motor Co., 6.10%, 8/19/32	3,569,037
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,289,704
8,160,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	8,071,018
15,030,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	14,725,102
1,269,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	1,217,381
10,795,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	10,593,805
5,430,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	5,427,091
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,285,664
6,464,000	General Motors Co., 6.60%, 4/1/36	6,672,758
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,371,442
2,770,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,793,041
13,730,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	13,596,706
12,850,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	12,902,157
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	7,709,650
8,410,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	8,468,087
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	9,033,810
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,581,130
9,820,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	9,817,163
Pioneer Bond Fund | 3/31/2516

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
6,595,000(f)	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	$ 6,571,715
7,510,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	7,386,866
	Total Auto Manufacturers	$177,706,450

	Auto Parts & Equipment — 0.1%
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 2,592,748
	Total Auto Parts & Equipment	$2,592,748

	Banks — 11.2%
20,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 17,910,335
9,070,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,246,902
2,800,000	Banco Santander S.A., 2.749%, 12/3/30	2,433,166
17,000,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	14,686,826
5,400,000	Banco Santander S.A., 5.439%, 7/15/31	5,534,567
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,394,831
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	9,537,702
18,900,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	17,423,506
7,840,000(b)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	7,825,021
2,080,000(b)(g)	Barclays Plc, 7.625% (5 Year USD Swap Rate + 369 bps)	2,034,127
7,275,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	6,650,521
2,870,000(b)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	2,920,772
1,222,000(b)(g)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	1,221,834
4,875,000(b)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	4,154,988
3,220,000(b)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	3,243,345
6,945,000(b)	BPCE S.A., 6.293% (SOFR + 204 bps), 1/14/36 (144A)	7,179,889
1,150,000(b)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	1,188,077
17Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
8,605,000(b)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	$ 9,345,371
8,420,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	8,346,238
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,354,482
1,920,000(b)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	1,930,315
6,875,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	6,998,625
4,124,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	4,236,009
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	10,311,807
3,355,000(b)	Commonwealth Bank of Australia, 5.929% (1 Year CMT Index + 132 bps), 3/14/46 (144A)	3,320,877
1,925,000	Cooperatieve Rabobank UA, 4.494%, 10/17/29	1,921,900
8,595,000(b)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	8,738,247
15,080,000(b)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	15,189,940
19,310,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	19,692,514
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	6,049,827
5,815,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	5,734,781
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	9,383,097
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	9,577,291
7,400,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	7,476,659
5,835,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	6,047,293
9,845,000(b)(g)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	9,802,747
4,800,000(b)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	4,889,172
14,936,000(b)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	12,481,486
7,560,000(b)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	8,398,341
10,900,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	12,617,743
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	7,835,645
10,849,000	KeyBank N.A., 4.15%, 8/8/25	10,819,471
Pioneer Bond Fund | 3/31/2518

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
4,961,000	KeyBank N.A., 4.90%, 8/8/32	$ 4,741,533
4,780,000(b)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	4,800,987
3,275,000(b)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	3,459,777
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	8,585,439
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	3,002,767
17,720,000(b)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	17,839,106
5,285,000(b)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	5,355,070
9,845,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	9,657,003
2,265,000(b)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	2,311,880
5,590,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	5,642,297
1,830,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,849,912
6,575,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,850,550
11,300,000(a)	NatWest Markets Plc, 5.499% (SOFR + 114 bps), 5/17/29 (144A)	11,417,426
16,051,000(b)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	14,240,816
1,790,000(b)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	1,814,555
5,490,000(b)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	5,419,308
6,210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	5,951,945
2,140,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	2,166,953
2,195,000(b)	Societe Generale S.A., 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	2,113,357
12,465,000(b)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	12,766,830
7,365,000(b)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	7,352,712
5,600,000(b)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	5,821,820
2,146,000(b)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	2,156,848
1,920,000(b)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	1,959,534
19Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
5,985,000(b)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	$ 6,444,558
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	10,555,414
2,615,000(b)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	2,568,460
3,635,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,863,964
2,300,000(b)(g)	UBS Group AG, 7.00% (5 Year USD Swap Rate + 308 bps) (144A)	2,265,111
2,245,000(b)(g)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 318 bps) (144A)	2,208,219
3,455,000(b)(g)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	3,942,853
19,295,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	19,082,340
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,498,232
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	7,896,646
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	14,764,251
2,500,000(b)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	2,550,651
3,660,000(b)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	3,721,358
	Total Banks	$555,726,769

	Beverages — 0.1%
6,060,000	Coca-Cola Consolidated, Inc., 5.25%, 6/1/29	$ 6,193,436
	Total Beverages	$6,193,436

	Building Materials — 0.2%
6,270,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 6,343,865
1,870,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	1,853,409
	Total Building Materials	$8,197,274

	Chemicals — 0.3%
8,115,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 8,480,752
7,361,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	7,169,882
	Total Chemicals	$15,650,634

Pioneer Bond Fund | 3/31/2520

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — 1.2%
6,898,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	$ 6,998,018
4,405,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	4,300,027
2,745,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	2,677,328
9,415,000	Block, Inc., 6.50%, 5/15/32 (144A)	9,509,913
765,000	Brink's Co., 6.50%, 6/15/29 (144A)	775,489
10,900,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	10,902,426
2,580,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	2,622,577
8,480,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	8,917,126
8,935,000	Verisk Analytics, Inc., 5.25%, 6/5/34	9,008,753
3,390,000	Verisk Analytics, Inc., 5.25%, 3/15/35	3,385,744
	Total Commercial Services	$59,097,401

	Distribution/Wholesale — 0.0%†
995,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,020,616
	Total Distribution/Wholesale	$1,020,616

	Diversified Financial Services — 2.1%
26,796,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 23,740,016
4,095,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	4,068,805
2,060,000	Avolon Holdings Funding, Ltd., 5.375%, 5/30/30 (144A)	2,062,800
2,141,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	2,180,468
11,740,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	12,149,130
9,455,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	7,755,702
4,235,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	4,169,761
5,380,000(b)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	5,431,792
3,455,000(b)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	3,447,036
930,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	908,703
5,845,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	5,881,900
21Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
5,835,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	$ 5,925,670
3,900,000	LPL Holdings, Inc., 5.70%, 5/20/27	3,964,225
4,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	4,622,919
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	12,500,176
3,260,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,143,026
	Total Diversified Financial Services	$101,952,129

	Electric — 2.1%
5,045,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 5,163,507
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	6,005,501
1,530,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,538,809
508,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	508,330
12,060,000	Electricite de France S.A., 6.375%, 1/13/55 (144A)	12,114,656
11,150,000	Entergy Louisiana LLC, 5.35%, 3/15/34	11,281,275
2,870,000	Entergy Texas, Inc., 5.25%, 4/15/35	2,866,100
5,420,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	5,518,206
6,245,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	6,162,879
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,385,746
2,800,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	2,815,598
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,386,817
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	6,287,386
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,973,802
10,820,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	10,293,356
2,810,000	Southern California Edison Co., 5.45%, 6/1/31	2,847,359
11,390,000	Virginia Electric and Power Co., 5.15%, 3/15/35	11,305,866
3,860,000	Vistra Operations Co. LLC, 5.70%, 12/30/34 (144A)	3,839,859
1,072,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	1,083,313
2,081,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	2,235,314
	Total Electric	$104,613,679

	Energy-Alternate Sources — 0.0%†
244,910	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 235,641
	Total Energy-Alternate Sources	$235,641

Pioneer Bond Fund | 3/31/2522

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,462,400
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,284,256
	Total Entertainment	$9,746,656

	Food — 0.6%
3,430,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 3,206,789
1,654,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	1,422,874
4,260,000	Mars, Inc., 5.20%, 3/1/35 (144A)	4,281,329
13,960,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,200,352
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	5,161,258
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	5,289,180
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	666,983
	Total Food	$32,228,765

	Gas — 0.6%
14,035,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 14,853,025
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	2,717,404
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	11,988,094
1,362,864	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,419,082
	Total Gas	$30,977,605

	Hand & Machine Tools — 0.2%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,649,657
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30	3,905,298
	Total Hand & Machine Tools	$7,554,955

	Healthcare-Products — 0.4%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,112,256
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	8,788,113
2,290,000	Smith & Nephew Plc, 5.40%, 3/20/34	2,291,151
3,810,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	3,873,364
5,240,000	Stryker Corp., 5.20%, 2/10/35	5,290,610
	Total Healthcare-Products	$22,355,494

	Healthcare-Services — 0.3%
3,240,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 3,305,784
2,220,000	Elevance Health, Inc., 5.375%, 6/15/34	2,247,952
6,265,000	HCA, Inc., 5.50%, 3/1/32	6,325,826
23Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
2,570,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	$ 2,614,066
2,500,000	Humana, Inc., 5.375%, 4/15/31	2,519,450
	Total Healthcare-Services	$17,013,078

	Insurance — 2.5%
4,000,000(b)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 3,931,071
1,840,000	Arthur J Gallagher & Co., 4.85%, 12/15/29	1,852,711
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	11,647,736
4,430,000	Brown & Brown, Inc., 5.65%, 6/11/34	4,507,662
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,682,387
2,125,000	CNO Financial Group, Inc., 6.45%, 6/15/34	2,216,023
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	11,380,786
1,600,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	1,603,796
10,400,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	9,360,000
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	7,225,498
6,000,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	6,124,861
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	19,253,316
17,390,000(b)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	17,328,853
5,670,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	5,691,892
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	10,864,891
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	8,355,162
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,249,321
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	718,679
	Total Insurance	$125,994,645

	Iron & Steel — 0.2%
3,235,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,104,203
5,330,000	Steel Dynamics, Inc., 5.375%, 8/15/34	5,344,225
	Total Iron & Steel	$8,448,428

Pioneer Bond Fund | 3/31/2524

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — 0.1%
1,551,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 1,540,137
5,160,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	5,156,784
	Total Leisure Time	$6,696,921

	Lodging — 0.7%
1,730,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,733,626
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	10,267,832
4,480,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	4,439,087
4,040,000	Hyatt Hotels Corp., 5.75%, 3/30/32	4,061,720
710,000	Las Vegas Sands Corp., 6.00%, 8/15/29	725,696
2,230,000	Marriott International, Inc., 4.90%, 4/15/29	2,243,230
6,455,000	Marriott International, Inc., 5.50%, 4/15/37	6,383,008
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,822,964
	Total Lodging	$32,677,163

	Mining — 0.3%
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 3,776,523
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	8,455,886
1,835,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	1,929,770
	Total Mining	$14,162,179

	Miscellaneous Manufacturing — 0.2%
1,245,000	Axon Enterprise, Inc., 6.125%, 3/15/30 (144A)	$ 1,256,485
1,100,000	Axon Enterprise, Inc., 6.25%, 3/15/33 (144A)	1,111,316
7,770,000	Textron, Inc., 5.50%, 5/15/35	7,791,749
	Total Miscellaneous Manufacturing	$10,159,550

	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 5,969,600
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,983,878
	Total Multi-National	$7,953,478

	Office & Business Equipment — 0.0%†
2,612,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 2,581,491
	Total Office & Business Equipment	$2,581,491

	Oil & Gas — 1.6%
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 16,712,025
5,714,000	APA Corp., 6.75%, 2/15/55 (144A)	5,589,199
25Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
15,610,000(b)(g)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	$ 15,361,782
6,570,000	ConocoPhillips Co., 5.65%, 1/15/65	6,341,147
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,223,814
6,830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	6,423,490
3,420,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	3,266,090
10,960,000	Phillips 66 Co., 5.25%, 6/15/31	11,141,158
2,810,000	Valero Energy Corp., 5.15%, 2/15/30	2,834,534
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,336,328
	Total Oil & Gas	$77,229,567

	Oil & Gas Services — 0.1%
3,340,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 3,353,119
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	2,438,679
	Total Oil & Gas Services	$5,791,798

	Pharmaceuticals — 0.2%
1,180,000	CVS Health Corp., 5.25%, 1/30/31	$ 1,191,370
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,667,096
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,657,609
	Total Pharmaceuticals	$11,516,075

	Pipelines — 2.0%
13,515,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 12,068,065
4,065,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	4,016,287
3,440,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,456,058
3,800,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	3,834,496
3,800,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	3,901,241
5,290,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	5,826,417
15,750,000	Energy Transfer LP, 5.60%, 9/1/34	15,777,252
4,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	4,195,849
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,669,552
1,595,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	1,602,205
7,820,000	MPLX LP, 5.50%, 6/1/34	7,791,045
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,512,527
Pioneer Bond Fund | 3/31/2526

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
2,555,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	$ 2,584,952
4,385,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	4,448,385
3,655,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,707,197
1,440,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,544,128
4,500,000	Williams Cos., Inc., 5.15%, 3/15/34	4,439,700
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,565,672
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,190,995
	Total Pipelines	$99,132,023

	REITS — 1.0%
2,395,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 2,338,478
2,140,000(f)	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	2,148,057
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	7,495,674
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	1,591,368
406,000	Highwoods Realty LP, 3.05%, 2/15/30	362,587
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,461,370
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,563,384
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	4,293,668
14,404,000	Sun Communities Operating LP , 5.70%, 1/15/33	14,690,909
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,820,315
1,110,000	UDR, Inc., 5.125%, 9/1/34	1,089,920
	Total REITS	$47,855,730

	Retail — 0.7%
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	$ 1,402,148
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,618,178
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,705,671
1,765,000	AutoNation, Inc., 5.89%, 3/15/35	1,761,551
10,890,000	Darden Restaurants, Inc., 6.30%, 10/10/33	11,540,028
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,541,208
	Total Retail	$34,568,784

	Savings & Loans — 0.2%
11,395,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 11,535,788
	Total Savings & Loans	$11,535,788

	Semiconductors — 1.3%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 810,619
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	11,592,097
27Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Semiconductors — (continued)
7,993,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 7,581,529
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,825,566
3,500,000	Broadcom, Inc., 5.05%, 7/12/29	3,548,613
6,709,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	6,724,947
7,021,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	7,272,216
1,875,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	1,949,280
9,385,000	Micron Technology, Inc., 5.80%, 1/15/35	9,610,223
4,197,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	4,286,240
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,408,261
	Total Semiconductors	$63,609,591

	Software — 0.2%
4,040,000	Roper Technologies, Inc., 4.75%, 2/15/32	$ 3,995,278
6,600,000	Roper Technologies, Inc., 4.90%, 10/15/34	6,450,243
	Total Software	$10,445,521

	Transportation — 0.2%
10,470,000	Union Pacific Corp., 5.10%, 2/20/35	$ 10,560,219
	Total Transportation	$10,560,219

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,882,307
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,500,123
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,396,041
	Total Trucking & Leasing	$12,778,471

	Total Corporate Bonds (Cost $1,874,758,087)	$1,824,509,301

	Insurance-Linked Securities — 3.3% of Net Assets#
	Event Linked Bonds — 1.9%
	Earthquakes – U.S. — 0.0%†
500,000(a)	Acorn Re, 7.392%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 500,250
500,000(a)	Acorn Re, 7.392%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	500,200
Pioneer Bond Fund | 3/31/2528

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes – U.S. — (continued)
750,000(a)	Ursa Re, 9.792%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 761,925
500,000(a)	Veraison Re, 11.206%, (1 Month U.S. Treasury Bill + 691 bps), 3/9/26 (144A)	517,650
		$2,280,025

	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 18.282%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 1,544,400
	Health – U.S. — 0.2%
2,250,000(a)	Vitality Re XIII, 6.282%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,254,950
6,000,000(a)	Vitality Re XIV, 7.792%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	6,164,400
750,000(a)	Vitality Re XIV, 8.792%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	778,200
		$9,197,550

	Multiperil – U.S. — 0.9%
1,250,000(a)	Aquila Re, 9.782%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 1,271,125
250,000(a)	Bonanza Re, 8.042%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	247,700
1,250,000(a)	Bonanza Re, 9.792%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	1,260,000
250,000(a)	Four Lakes Re, 9.792%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	247,825
750,000(a)	Four Lakes Re, 10.042%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	757,800
3,000,000(a)	Four Lakes Re, 10.752%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	3,030,900
250,000(a)	Four Lakes Re, 12.542%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	247,075
1,000,000(a)	Fuchsia 2024-1 , 9.292%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	996,900
500,000(a)	Herbie Re, 11.542%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	503,200
3,500,000(a)	High Point Re, 10.042%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	3,531,850
1,000,000(a)	Merna Re II, 11.542%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,045,800
2,000,000(a)	Merna Re II, 12.792%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	2,042,600
29Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,500,000(a)	Mystic Re, 16.282%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	$ 1,569,600
3,400,000(a)	Mystic Re IV, 13.452%, (3 Month U.S. Treasury Bill + 917 bps), 1/8/26 (144A)	3,524,780
1,250,000(a)	Residential Re, 9.542%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	1,262,125
1,000,000(a)	Residential Re, 10.212%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	1,034,600
1,250,000(a)	Residential Re, 11.292%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	1,281,875
1,750,000(a)	Residential Re, 11.982%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,825,250
2,500,000(a)	Residential Re, 12.702%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	2,635,500
3,000,000(a)	Sanders Re, 8.282%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	2,943,600
3,000,000(a)	Sanders Re, 9.532%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	2,977,200
1,000,000(a)	Sanders Re, 10.042%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	1,038,400
2,750,000(a)	Sanders Re II, 7.292%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,736,250
750,000(a)	Sanders RE II, 8.292%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/28 (144A)	749,962
750,000(a)	Sanders RE II, 8.542%, (3 Month U.S. Treasury Bill + 425 bps), 4/8/30 (144A)	749,936
750,000(a)	Sanders RE II, 8.792%, (3 Month U.S. Treasury Bill + 450 bps), 4/7/28 (144A)	749,940
750,000(a)	Sanders RE II, 9.032%, (3 Month U.S. Treasury Bill + 475 bps), 4/8/30 (144A)	749,934
1,000,000(a)	Sanders Re III, 10.562%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	1,037,300
		$42,049,027

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.86%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 837,225
250,000(a)	Easton Re, 11.792%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	256,200
750,000(a)	Galileo Re, 11.292%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	754,875
1,250,000(a)	Galileo Re, 11.292%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,301,250
Pioneer Bond Fund | 3/31/2530

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
250,000(a)	Matterhorn Re, 10.109%, (SOFR + 575 bps), 12/8/25 (144A)	$ 245,325
1,000,000(a)	Mona Lisa Re, 16.792%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,034,900
750,000(a)	Northshore Re II, 12.292%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	747,750
		$5,177,525

	Multiperil – U.S. Regional — 0.1%
850,000(a)	Aquila Re, 12.552%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 880,430
1,000,000(a)	Kilimanjaro III Re, 10.132%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	1,000,500
1,000,000(a)	Locke Tavern Re, 9.074%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,012,800
3,500,000(a)	Long Point Re IV, 8.542%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,533,600
732,913(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	652,805
		$7,080,135

	Multiperil – Worldwide — 0.1%
2,000,000(a)	Atlas Capital, 12.074%, (SOFR + 772 bps), 6/5/26 (144A)	$ 2,089,800
750,000(a)	Cat Re 2001, 17.332%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	782,475
1,000,000(a)	Kendall Re, 10.532%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,044,100
250,000(a)	Silk Road Re, 10.269%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	248,750
		$4,165,125

	Windstorm – Florida — 0.1%
750,000(a)	Integrity Re, 11.122%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 75,000
750,000(a)	Integrity RE III, 12.292%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	747,750
750,000(a)	Integrity RE III, 14.042%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	747,525
31Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
250,000(a)	Marlon Re, 11.292%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	$ 257,175
1,000,000(a)	Merna Re II, 13.042%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	1,034,400
		$2,861,850

	Windstorm – Japan — 0.0%†
1,500,000(a)	Black Kite Re, 11.089%, (3 Month U.S. Treasury Bill + 682 bps), 6/9/25 (144A)	$ 1,510,200
	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 1,023,000
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.558%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 265,125
250,000(a)	International Bank for Reconstruction & Development, 18.059%, (SOFR + 1,372 bps), 4/24/28 (144A)	256,000
		$521,125

	Windstorm – North Carolina — 0.1%
1,000,000(a)	Blue Ridge Re, 9.542%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 1,021,000
1,750,000(a)	Blue Ridge Re, 12.292%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,801,100
2,250,000(a)	Cape Lookout Re, 11.192%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	2,246,625
		$5,068,725

	Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 10.282%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 518,100
2,150,000(a)	Alamo Re, 11.814%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	2,171,500
250,000(a)	Alamo Re, 12.032%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	262,000
		$2,951,600

	Windstorm – U.S. — 0.1%
1,250,000(a)	Alamo Re, 12.684%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,293,750
300,000(a)	Bonanza Re, 12.742%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	306,360
Pioneer Bond Fund | 3/31/2532

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
1,100,000(a)	Cape Lookout Re, 12.712%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	$ 1,131,900
500,000(a)	Gateway Re, 13.562%, (1 Month U.S. Treasury Bill + 928 bps), 5/12/25 (144A)	500,650
700,000(a)	Gateway Re, 18.252%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	735,280
250,000(a)	Gateway Re II, 13.192%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	259,000
3,000,000(a)	Queen Street Re, 11.792%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	3,048,000
		$7,274,940

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 9.792%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	$ 249,625
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.045%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 1,005,500
	Winterstorm – Florida — 0.1%
1,500,000(a)	Integrity Re, 17.152%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 1,527,000
1,000,000(a)	Lightning Re, 15.292%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,044,700
		$2,571,700

	Total Event Linked Bonds	$96,532,052

Face Amount USD ($)
	Collateralized Reinsurance — 0.5%
	Earthquakes – California — 0.0%†
1,250,000(h)(i)+	Adare Re 2025, 9/30/30	$ 1,265,871
	Multiperil – Massachusetts — 0.0%†
500,000(h)(i)+	Portsalon Re 2022, 5/31/28	$ 458,460
	Multiperil – U.S. — 0.3%
1,750,000(i)+	Ballybunion Re 2022, 12/31/27	$ —
1,000,000(h)(i)+	Cheltenham-PI0051 Re 2024, 5/31/30	1,015,348
10,544,293(h)(i)+	PI0047 2024-1, 12/31/29	11,180,684
		$12,196,032

33Pioneer Bond Fund | 3/31/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — 0.2%
6,000,000(h)(i)+	Gamboge Re, 3/31/30	$ 6,281,059
750,000(h)(i)+	Merion Re 2025-1, 12/31/30	672,720
250,000(h)(i)+	Old Head Re 2025, 12/31/30	205,225
1,250,000(h)(i)+	Phoenix 3 Re, 1/4/39	1,361,375
1,000,000(h)(i)+	Pine Valley Re 2025, 12/31/29	886,210
350,000(i)+	Walton Health Re 2019, 6/30/25	482
2,500,000(h)(i)+	Walton Health Re 2022, 12/15/27	364,383
		$9,771,454

	Windstorm – North Carolina — 0.0%†
2,000,000(i)+	Mangrove Risk Solutions, 4/30/30	$ 33,000
500,000(i)+	Mangrove Risk Solutions, 4/30/30	5,350
250,000(i)+	Mangrove Risk Solutions, 4/30/30	1,625
		$39,975

	Windstorm – U.S. Regional — 0.0%†
2,000,000(h)(i)+	Oakmont Re 2024, 4/1/30	$ 51,317
	Total Collateralized Reinsurance	$23,783,109

	Reinsurance Sidecars — 0.9%
	Multiperil – U.S. — 0.0%†
2,000,000(h)(j)+	Harambee Re 2018, 12/31/25	$ 1,800
5,000,000(j)+	Harambee Re 2019, 12/31/25	—
4,000,000(h)(j)+	Harambee Re 2020, 12/31/25	—
		$1,800

	Multiperil – Worldwide — 0.9%
225,450(j)+	Alturas Re 2020-3, 9/30/25	$ —
213,682(j)+	Alturas Re 2021-3, 7/31/25	9,808
3,497,182(j)+	Alturas Re 2022-2, 12/31/27	185,700
2,000,000(h)(i)+	Banbury-PI0050 Re 2024, 3/31/30	2,162,996
5,000,000(h)(i)+	Bantry Re 2025, 12/31/30	4,580,601
3,000,000(h)(i)+	Berwick Re 2020-1, 12/31/25	—
2,500,000(h)(i)+	Berwick Re 2025, 12/31/30	2,280,533
1,000,000(h)(i)+	Clearwater Re 2025, 12/31/30	992,012
1,040,000(h)(i)+	Eden Re II, 3/20/26 (144A)	37,034
624,097(h)(i)+	Eden Re II, 3/21/26 (144A)	112,837
36,000(i)+	Eden Re II, 3/19/27 (144A)	115,722
35,000(h)(i)+	Eden Re II, 3/17/28 (144A)	471,388
3,400,000(h)(i)+	Eden Re II, 3/19/30 (144A)	3,119,840
1,250,000(h)(i)+	Gleneagles Re 2021, 12/31/25	125
1,250,000(h)(i)+	Gleneagles Re 2022, 12/31/27	187,500
5,000,000(h)(i)+	Gullane Re 2025, 12/31/30	3,976,266
Pioneer Bond Fund | 3/31/2534

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,993,180(h)(j)+	Lorenz Re 2019, 6/30/25	$ 21,850
6,551,154(h)(i)+	Merion Re 2022-2, 12/31/27	5,532,925
3,000,000(h)(i)+	Pangaea Re 2024-3, 7/1/28	3,188,059
2,500,000(h)(i)+	Pangaea Re 2025-1, 12/31/30	2,145,079
6,451(h)(i)+	Sector Re V, 12/1/28 (144A)	143,812
5,936(h)(i)+	Sector Re V, 12/1/28 (144A)	132,332
6,000,000(h)(i)+	Sector Re V, 12/1/29 (144A)	6,095,910
1,250,000(i)+	Sussex Re 2021-1, 12/31/25	—
6,000,000(h)(j)+	Thopas Re 2020, 12/31/25	1,200
7,000,000(j)+	Thopas Re 2021, 12/31/25	65,100
4,000,000(j)+	Thopas Re 2022, 12/31/27	—
4,256,392(j)+	Thopas Re 2023, 12/31/28	3,831
4,256,392(h)(j)+	Thopas Re 2024, 12/31/29	39,159
4,000,000(h)(i)+	Thopas Re 2025, 12/31/30	3,560,800
4,228,426(j)+	Torricelli Re 2021, 7/31/25	25,371
4,500,000(j)+	Torricelli Re 2022, 6/30/28	12,600
4,500,000(j)+	Torricelli Re 2023, 6/30/29	62,100
4,250,000(h)(i)+	Torricelli Re 2024, 6/30/30	4,302,288
1,000,000(h)(j)+	Viribus Re 2018, 12/31/25	—
3,650,000(j)+	Viribus Re 2019, 12/31/25	—
4,139,570(h)(j)+	Viribus Re 2020, 12/31/25	127,085
3,000,000(h)(j)+	Viribus Re 2022, 12/31/27	37,200
2,000,000(j)+	Viribus Re 2023, 12/31/28	600
333,333(h)(j)+	Viribus Re 2024, 12/31/29	65,467
		$43,795,130

	Total Reinsurance Sidecars	$43,796,930

	Total Insurance-Linked Securities (Cost $160,589,559)	$164,112,091

Principal Amount USD ($)
	Foreign Government Bonds — 0.5% of Net Assets
	Mexico — 0.2%
7,095,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 7,262,442
	Total Mexico	$7,262,442

35Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	Qatar — 0.3%
15,500,000	Qatar Government International Bond, 4.875%, 2/27/35 (144A)	$ 15,743,521
	Total Qatar	$15,743,521

	Total Foreign Government Bonds (Cost $22,475,110)	$23,005,963

	U.S. Government and Agency Obligations — 42.6% of Net Assets
37,841,943	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 31,092,183
273,474	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	233,552
368,263	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	296,553
477,297	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	379,877
3,344,255	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	2,659,498
864,803	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	697,677
286,367	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	231,095
4,168,992	Federal Home Loan Mortgage Corp., 2.000%, 5/1/52	3,367,523
1,703,342	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	1,439,461
1,864,154	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	1,587,211
28,772,679	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	24,269,049
4,480,868	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	3,780,368
338,011	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	330,214
429,547	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	389,235
2,087,508	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	1,886,404
2,428,240	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	2,158,143
36,269	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	31,939
1,037,684	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	917,418
841,716	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	745,207
557,270	Federal Home Loan Mortgage Corp., 3.000%, 8/1/51	488,302
38,466,717	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	33,396,922
753,227	Federal Home Loan Mortgage Corp., 3.000%, 5/1/52	654,085
2,717,774	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	2,392,944
4,030,447	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	3,551,474
80,348	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	74,514
1,895,532	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	1,759,638
9,559,842	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	8,821,964
2,810,598	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	2,577,563
43,367	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	39,425
Pioneer Bond Fund | 3/31/2536

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,940,644	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 2,673,899
253,942	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	230,310
2,612,097	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,382,207
7,633,839	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	6,896,577
968,034	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	931,047
12,302	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	11,813
2,577,596	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	2,478,299
368,500	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	348,319
318,644	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	299,857
195,862	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	183,259
177,264	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	165,414
133,857	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	125,728
33,139	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	32,733
3,911	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	3,946
150,828	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	152,148
1,425,225	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,411,317
1,062,449	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,042,400
447,790	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	439,647
36,004	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	35,364
471,511	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	464,036
227,598	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	224,135
99,602	Federal Home Loan Mortgage Corp., 5.000%, 11/1/54	97,700
7,758,825	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	7,617,244
398,409	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	396,024
396,607	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	394,055
398,506	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	394,999
400,813	Federal Home Loan Mortgage Corp., 5.000%, 3/1/55	395,347
1,660	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	1,675
40,755	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	41,748
29,826	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	30,404
274,394	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	279,619
2,647,035	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	2,685,658
37Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
435,605	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	$ 441,357
1,320,920	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,329,778
153,973	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	155,650
452,276	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	454,943
205,961	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	206,636
1,690,239	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,704,226
1,301,834	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,312,280
312,306	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	314,894
303,627	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	306,436
70,051,319	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	70,004,665
375,328	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	378,498
995,938	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	1,000,242
397,164	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	403,812
597,870	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	600,454
395,319	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	396,875
1,417,830	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	1,428,163
4,742,581	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	4,756,926
290,499	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	294,922
1,095,601	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	1,108,916
892,095	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	891,156
199,555	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	200,935
1,156,863	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	1,164,865
465,241	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	470,960
110,700	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	111,340
563,143	Federal Home Loan Mortgage Corp., 5.500%, 4/1/55	567,247
26,259	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	26,728
8,208	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	8,347
8,228	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	8,512
1,103	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,121
28,432	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	29,294
5,010	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	5,095
24,564	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	25,355
Pioneer Bond Fund | 3/31/2538

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
13,364	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	$ 13,590
1,987	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	2,056
26,427	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	27,132
5,809	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	5,939
23,250	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	23,981
6,700	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	6,919
94,540	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	98,117
14,338	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	14,581
10,428	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	10,627
33,045	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	33,953
34,077	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	35,027
20,891	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	21,413
2,353	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	2,457
7,511	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	7,771
16,915	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	17,661
19,870	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	20,469
783,077	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	806,613
511,601	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	521,986
440,305	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	455,119
320,221	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	328,904
268,015	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	277,615
162,382	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	166,029
216,634	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	220,557
293,352	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	300,722
1,304,376	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,338,360
331,482	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	338,500
1,176,602	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,209,716
421,145	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	428,350
524,945	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	538,681
171,264	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	177,421
114,839	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	117,385
733,860	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	755,266
1,765,691	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,817,196
98,036	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	101,656
39Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
148,360	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	$ 152,704
392,086	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	401,969
98,972	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	100,899
98,953	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	101,528
86,012	Federal Home Loan Mortgage Corp., 6.000%, 5/1/54	87,442
666,362	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	678,765
198,563	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	204,023
336,780	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	344,742
1,004,435	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,026,712
484,965	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	499,467
496,544	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	508,610
22,748,210	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	23,135,700
6,963,937	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	7,077,997
6,389,915	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	6,498,209
1,591,297	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	1,630,549
166,733	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	170,751
377,747	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	388,764
398,787	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	409,385
398,145	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	411,413
394,772	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	411,003
377,204	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	391,553
296,253	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	304,400
199,383	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	204,867
93,918	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	96,657
2,134,123	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	2,186,057
399,005	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	407,628
99,315	Federal Home Loan Mortgage Corp., 6.000%, 1/1/55	102,395
99,882	Federal Home Loan Mortgage Corp., 6.000%, 2/1/55	102,629
199,702	Federal Home Loan Mortgage Corp., 6.000%, 2/1/55	204,129
609,934	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	626,145
Pioneer Bond Fund | 3/31/2540

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
560,522	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	$ 574,161
354,970	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	366,504
1,134,108	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	1,161,708
387,052	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	401,346
572,020	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	588,704
952,550	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	977,867
499,581	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	513,320
107	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	111
101	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	105
1,247	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,297
2,848	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	2,962
148	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	153
2,436	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,523
22	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	22
9,995	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	10,315
309,733	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	319,924
941,242	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	983,548
6,525,004	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	6,881,312
271,291	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	283,808
255,879	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	266,686
547,381	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	572,103
2,429,679	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,542,043
167,716	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	173,686
607,835	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	633,386
836,866	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	873,233
488,556	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	515,312
172,409	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	179,223
227,836	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	236,687
973,492	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	1,021,265
95,739	Federal Home Loan Mortgage Corp., 6.500%, 1/1/54	99,414
346,827	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	361,652
197,577	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	205,048
16,699	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	17,457
97,512	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,128
257,721	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	270,830
125,711	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	130,338
41Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,194	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	$ 102,746
197,565	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	205,901
81,676	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	85,326
366,211	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	379,762
98,328	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,349
335,744	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	353,604
81,562	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	85,338
156,633	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	162,553
96,623	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	100,883
179,804	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	189,316
259,636	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	272,447
99,117	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	103,467
350,028	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	366,175
237,673	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	248,866
97,907	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	101,281
83,338	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	88,009
98,845	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	103,421
178,897	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	185,923
168,842	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	175,302
97,832	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	103,572
98,884	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	103,110
77,475	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	80,212
370,010	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	384,969
282,129	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	294,386
86,064	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	90,352
423,100	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	442,686
471,291	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	491,887
533,072	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	555,858
937,922	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	971,065
310,012	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	323,846
410,701	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	425,456
396,690	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	415,900
183,607	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	192,946
182,442	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	192,001
208,893	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	220,602
1,802,662	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,868,530
1,942,590	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,014,764
3,437,309	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	3,547,121
2,514,647	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,623,786
1,424,234	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,480,374
501,233	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	521,973
Pioneer Bond Fund | 3/31/2542

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
528,572	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	$ 551,240
689,624	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	716,138
923,538	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	965,232
1,193,641	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,237,700
595,264	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	619,331
665,898	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	689,988
2,002,217	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	2,081,510
283,785	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	296,238
481,483	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	498,284
298,355	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	313,508
2,569,417	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,664,570
527,233	Federal Home Loan Mortgage Corp., 6.500%, 11/1/54	554,052
498,855	Federal Home Loan Mortgage Corp., 6.500%, 12/1/54	519,222
293,310	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	303,871
99,775	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	103,406
98,313	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	102,096
190,296	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	197,394
99,849	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	104,341
199,630	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	208,080
99,796	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	103,854
1,176,841	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	1,234,906
438,624	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	454,208
186,622	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	195,749
99,857	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	105,040
148,867	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	156,083
127,901	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	133,016
99,881	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	105,610
99,757	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	104,157
99,755	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,812
99,925	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,714
99,898	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,893
856,065	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	885,411
309,913	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	324,462
427,573	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	446,642
606,111	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	635,490
100,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	104,633
682,850	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	705,658
694,410	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	728,389
554,700	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	573,227
43Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
680	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	$ 711
88,742	Federal Home Loan Mortgage Corp., 7.000%, 3/1/54	94,368
70,198	Federal Home Loan Mortgage Corp., 7.000%, 4/1/54	73,629
248,470	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	261,096
437,217	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	459,999
607,508	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	635,284
333,828	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	349,323
130,715	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	136,612
446,796	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	472,897
522,729	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	551,647
618,012	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	648,469
553,674	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	581,022
693,080	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	726,429
401,467	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	420,389
1,113,952	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	1,166,799
416,714	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	437,119
591,059	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	622,087
339,692	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	357,878
3,122,134	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	3,271,805
823,905	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	861,011
343,877	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	364,435
1,652,070	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	1,734,101
951,913	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	1,001,092
299,309	Federal Home Loan Mortgage Corp., 7.000%, 12/1/54	313,938
399,386	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	418,906
86,981	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	91,802
99,637	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	104,579
199,530	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	209,766
99,108	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	104,276
173,758	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	183,206
99,861	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,742
186,861	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	195,753
199,449	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	210,357
99,879	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,183
99,930	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,706
135,352	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	143,369
Pioneer Bond Fund | 3/31/2544

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
193,829	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	$ 204,094
99,756	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	106,251
99,830	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	106,274
98,317	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,381
99,616	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,380
99,899	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,490
2,179,214	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	2,283,686
99,918	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,351
99,613	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,482
99,926	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,133
99,937	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	105,039
1,366,763	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	1,436,971
1,635,750	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	1,729,378
47,744,203	Federal National Mortgage Association, 1.500%, 3/1/42	39,228,120
3,000,000	Federal National Mortgage Association, 2.000%, 4/15/40 (TBA)	2,710,869
17,562,635	Federal National Mortgage Association, 2.000%, 12/1/41	14,971,250
3,734,946	Federal National Mortgage Association, 2.000%, 2/1/42	3,174,539
924,922	Federal National Mortgage Association, 2.000%, 2/1/42	788,155
311,497	Federal National Mortgage Association, 2.000%, 2/1/42	265,239
784,610	Federal National Mortgage Association, 2.000%, 11/1/50	636,854
516,154	Federal National Mortgage Association, 2.000%, 1/1/51	420,984
9,278,392	Federal National Mortgage Association, 2.000%, 11/1/51	7,525,707
3,220,631	Federal National Mortgage Association, 2.000%, 11/1/51	2,593,265
9,934,723	Federal National Mortgage Association, 2.000%, 3/1/52	7,900,527
372,409	Federal National Mortgage Association, 2.000%, 3/1/52	300,649
4,941,300	Federal National Mortgage Association, 2.000%, 3/1/52	3,991,376
94,600,000	Federal National Mortgage Association, 2.000%, 4/1/55 (TBA)	75,167,042
45Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
251,155	Federal National Mortgage Association, 2.500%, 7/1/30	$ 241,698
209,865	Federal National Mortgage Association, 2.500%, 7/1/30	201,963
372,585	Federal National Mortgage Association, 2.500%, 7/1/30	358,747
1,000,000	Federal National Mortgage Association, 2.500%, 4/15/40 (TBA)	925,035
2,437,481	Federal National Mortgage Association, 2.500%, 4/1/42	2,150,440
92,419	Federal National Mortgage Association, 2.500%, 12/1/42	79,973
80,172	Federal National Mortgage Association, 2.500%, 12/1/42	69,409
82,208	Federal National Mortgage Association, 2.500%, 1/1/43	71,137
905,719	Federal National Mortgage Association, 2.500%, 2/1/43	784,126
33,658	Federal National Mortgage Association, 2.500%, 2/1/43	28,891
32,951	Federal National Mortgage Association, 2.500%, 2/1/43	28,983
104,853	Federal National Mortgage Association, 2.500%, 3/1/43	90,776
59,383	Federal National Mortgage Association, 2.500%, 4/1/43	51,678
89,683	Federal National Mortgage Association, 2.500%, 8/1/43	77,345
42,470	Federal National Mortgage Association, 2.500%, 12/1/43	36,786
92,088	Federal National Mortgage Association, 2.500%, 3/1/44	79,409
528,680	Federal National Mortgage Association, 2.500%, 4/1/45	453,297
516,560	Federal National Mortgage Association, 2.500%, 4/1/45	441,299
201,171	Federal National Mortgage Association, 2.500%, 4/1/45	171,481
93,187	Federal National Mortgage Association, 2.500%, 4/1/45	79,754
167,268	Federal National Mortgage Association, 2.500%, 4/1/45	143,068
Pioneer Bond Fund | 3/31/2546

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
184,680	Federal National Mortgage Association, 2.500%, 4/1/45	$ 159,193
56,510	Federal National Mortgage Association, 2.500%, 4/1/45	48,540
93,842	Federal National Mortgage Association, 2.500%, 4/1/45	79,982
18,864	Federal National Mortgage Association, 2.500%, 5/1/45	16,218
40,419	Federal National Mortgage Association, 2.500%, 7/1/45	34,678
39,965	Federal National Mortgage Association, 2.500%, 8/1/45	34,163
37,130	Federal National Mortgage Association, 2.500%, 1/1/46	31,634
1,687,856	Federal National Mortgage Association, 2.500%, 5/1/46	1,424,460
1,766,269	Federal National Mortgage Association, 2.500%, 6/1/46	1,503,222
5,444,894	Federal National Mortgage Association, 2.500%, 3/1/47	4,637,970
10,911,092	Federal National Mortgage Association, 2.500%, 8/1/50	9,296,144
469,672	Federal National Mortgage Association, 2.500%, 9/1/50	399,833
263,273	Federal National Mortgage Association, 2.500%, 10/1/50	225,182
31,365,066	Federal National Mortgage Association, 2.500%, 5/1/51	26,560,246
13,406,413	Federal National Mortgage Association, 2.500%, 5/1/51	11,376,315
601,647	Federal National Mortgage Association, 2.500%, 9/1/51	507,261
43,391,719	Federal National Mortgage Association, 2.500%, 11/1/51	36,876,990
5,967,867	Federal National Mortgage Association, 2.500%, 12/1/51	5,034,738
1,344,755	Federal National Mortgage Association, 2.500%, 1/1/52	1,137,506
28,754,428	Federal National Mortgage Association, 2.500%, 1/1/52	24,194,968
1,556,092	Federal National Mortgage Association, 2.500%, 2/1/52	1,315,749
47Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,057,838	Federal National Mortgage Association, 2.500%, 2/1/52	$ 1,724,839
3,494,388	Federal National Mortgage Association, 2.500%, 4/1/52	2,948,224
3,551,798	Federal National Mortgage Association, 2.500%, 4/1/52	2,970,980
2,270,459	Federal National Mortgage Association, 2.500%, 4/1/52	1,892,596
3,125,162	Federal National Mortgage Association, 2.500%, 4/1/52	2,647,655
3,000,000	Federal National Mortgage Association, 2.500%, 4/1/55 (TBA)	2,494,307
691,737	Federal National Mortgage Association, 3.000%, 10/1/30	671,985
244,705	Federal National Mortgage Association, 3.000%, 4/1/31	237,264
136,894	Federal National Mortgage Association, 3.000%, 6/1/40	126,061
259,056	Federal National Mortgage Association, 3.000%, 8/1/45	231,544
1,365,444	Federal National Mortgage Association, 3.000%, 2/1/47	1,229,691
1,553,686	Federal National Mortgage Association, 3.000%, 4/1/47	1,391,377
1,038,917	Federal National Mortgage Association, 3.000%, 12/1/47	926,090
28,559,359	Federal National Mortgage Association, 3.000%, 2/1/51	25,276,664
919,938	Federal National Mortgage Association, 3.000%, 4/1/51	814,555
6,152,115	Federal National Mortgage Association, 3.000%, 11/1/51	5,400,035
12,844,147	Federal National Mortgage Association, 3.000%, 1/1/52	11,294,994
17,468,909	Federal National Mortgage Association, 3.000%, 3/1/52	15,437,591
7,012,296	Federal National Mortgage Association, 3.000%, 3/1/52	6,089,554
15,000,000	Federal National Mortgage Association, 3.000%, 4/1/55 (TBA)	12,998,447
4,809,258	Federal National Mortgage Association, 3.000%, 2/1/57	4,061,826
Pioneer Bond Fund | 3/31/2548

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
462,870	Federal National Mortgage Association, 3.500%, 6/1/28	$ 456,648
186,159	Federal National Mortgage Association, 3.500%, 10/1/41	173,526
1,106,839	Federal National Mortgage Association, 3.500%, 11/1/41	1,042,716
93,114	Federal National Mortgage Association, 3.500%, 10/1/42	88,297
126,894	Federal National Mortgage Association, 3.500%, 12/1/42	118,284
152,137	Federal National Mortgage Association, 3.500%, 12/1/42	141,811
1,082,133	Federal National Mortgage Association, 3.500%, 9/1/45	999,245
138,077	Federal National Mortgage Association, 3.500%, 10/1/45	128,681
30,503	Federal National Mortgage Association, 3.500%, 2/1/47	28,128
39,171	Federal National Mortgage Association, 3.500%, 7/1/47	36,507
38,439	Federal National Mortgage Association, 3.500%, 10/1/47	35,065
193,800	Federal National Mortgage Association, 3.500%, 12/1/47	179,977
3,152,928	Federal National Mortgage Association, 3.500%, 1/1/48	2,900,562
27,577	Federal National Mortgage Association, 3.500%, 2/1/49	25,352
865,224	Federal National Mortgage Association, 3.500%, 5/1/49	804,218
594,794	Federal National Mortgage Association, 3.500%, 5/1/49	551,195
16,038	Federal National Mortgage Association, 3.500%, 7/1/49	14,681
375,873	Federal National Mortgage Association, 3.500%, 3/1/52	343,683
1,011,242	Federal National Mortgage Association, 3.500%, 3/1/52	919,712
641,543	Federal National Mortgage Association, 3.500%, 4/1/52	581,880
2,993,096	Federal National Mortgage Association, 3.500%, 4/1/52	2,717,559
49Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,637,216	Federal National Mortgage Association, 3.500%, 4/1/52	$ 1,493,219
4,651,048	Federal National Mortgage Association, 3.500%, 5/1/52	4,229,331
394,821	Federal National Mortgage Association, 3.500%, 6/1/52	359,771
540,386	Federal National Mortgage Association, 3.500%, 6/1/52	488,148
5,155,371	Federal National Mortgage Association, 3.500%, 6/1/52	4,654,221
99,000,000	Federal National Mortgage Association, 3.500%, 4/1/55 (TBA)	89,278,358
278,245	Federal National Mortgage Association, 3.500%, 8/1/58	250,329
243	Federal National Mortgage Association, 4.000%, 10/1/25	241
52,789	Federal National Mortgage Association, 4.000%, 11/1/34	52,080
498,068	Federal National Mortgage Association, 4.000%, 4/1/39	480,404
2,006,851	Federal National Mortgage Association, 4.000%, 10/1/40	1,931,164
342,518	Federal National Mortgage Association, 4.000%, 12/1/40	329,671
75,711	Federal National Mortgage Association, 4.000%, 7/1/42	72,713
2,011,883	Federal National Mortgage Association, 4.000%, 4/1/44	1,934,800
33,200	Federal National Mortgage Association, 4.000%, 6/1/45	31,916
183,830	Federal National Mortgage Association, 4.000%, 7/1/45	174,233
48,729	Federal National Mortgage Association, 4.000%, 5/1/51	45,603
6,366,921	Federal National Mortgage Association, 4.000%, 7/1/51	5,990,566
150,083	Federal National Mortgage Association, 4.000%, 8/1/51	140,088
2,055,623	Federal National Mortgage Association, 4.000%, 9/1/51	1,933,978
194,326	Federal National Mortgage Association, 4.000%, 6/1/52	181,697
Pioneer Bond Fund | 3/31/2550

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,226,778	Federal National Mortgage Association, 4.000%, 10/1/52	$ 6,743,649
23,000,000	Federal National Mortgage Association, 4.000%, 4/1/55 (TBA)	21,429,382
35,025	Federal National Mortgage Association, 4.500%, 10/1/35	34,382
88,522	Federal National Mortgage Association, 4.500%, 8/1/40	87,440
82,373	Federal National Mortgage Association, 4.500%, 2/1/41	81,315
3,639,178	Federal National Mortgage Association, 4.500%, 9/1/43	3,594,699
2,448,292	Federal National Mortgage Association, 4.500%, 1/1/44	2,417,811
141,999	Federal National Mortgage Association, 4.500%, 1/1/47	138,680
50,762	Federal National Mortgage Association, 4.500%, 2/1/47	49,700
32,000,000	Federal National Mortgage Association, 4.500%, 4/1/55 (TBA)	30,606,957
21,842	Federal National Mortgage Association, 5.000%, 7/1/34	21,810
37,459	Federal National Mortgage Association, 5.000%, 10/1/34	37,671
148,471	Federal National Mortgage Association, 5.000%, 2/1/39	149,439
3,564,705	Federal National Mortgage Association, 5.000%, 12/1/44	3,595,978
413,561	Federal National Mortgage Association, 5.000%, 9/1/49	415,111
4,905,346	Federal National Mortgage Association, 5.000%, 8/1/52	4,834,328
3,297,413	Federal National Mortgage Association, 5.000%, 11/1/52	3,247,278
379,821	Federal National Mortgage Association, 5.000%, 2/1/53	374,466
612,672	Federal National Mortgage Association, 5.000%, 2/1/53	603,339
807,699	Federal National Mortgage Association, 5.000%, 2/1/53	794,847
1,348,622	Federal National Mortgage Association, 5.000%, 4/1/53	1,328,106
51Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
326,650	Federal National Mortgage Association, 5.000%, 4/1/53	$ 321,498
551,449	Federal National Mortgage Association, 5.000%, 4/1/53	542,335
498,169	Federal National Mortgage Association, 5.000%, 12/1/54	491,081
299,099	Federal National Mortgage Association, 5.000%, 12/1/54	294,385
299,097	Federal National Mortgage Association, 5.000%, 12/1/54	293,634
505,771	Federal National Mortgage Association, 5.000%, 3/1/55	498,685
20,100,000	Federal National Mortgage Association, 5.000%, 4/1/55 (TBA)	19,699,014
3,578	Federal National Mortgage Association, 5.500%, 6/1/33	3,637
17,824	Federal National Mortgage Association, 5.500%, 7/1/33	18,338
115,916	Federal National Mortgage Association, 5.500%, 7/1/34	118,066
4,714	Federal National Mortgage Association, 5.500%, 10/1/35	4,801
31,486	Federal National Mortgage Association, 5.500%, 3/1/36	31,593
29,699	Federal National Mortgage Association, 5.500%, 5/1/36	30,300
38,571	Federal National Mortgage Association, 5.500%, 6/1/36	39,478
3,250,000	Federal National Mortgage Association, 5.500%, 4/15/40 (TBA)	3,301,162
705,798	Federal National Mortgage Association, 5.500%, 5/1/49	715,910
2,239,881	Federal National Mortgage Association, 5.500%, 4/1/50	2,281,785
5,031,491	Federal National Mortgage Association, 5.500%, 4/1/50	5,103,869
1,150,098	Federal National Mortgage Association, 5.500%, 11/1/52	1,151,108
2,173,548	Federal National Mortgage Association, 5.500%, 2/1/53	2,181,835
1,939,168	Federal National Mortgage Association, 5.500%, 4/1/53	1,952,502
Pioneer Bond Fund | 3/31/2552

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,634,002	Federal National Mortgage Association, 5.500%, 4/1/53	$ 1,643,714
320,767	Federal National Mortgage Association, 5.500%, 4/1/53	324,596
993,940	Federal National Mortgage Association, 5.500%, 4/1/53	995,567
1,324,743	Federal National Mortgage Association, 5.500%, 4/1/53	1,341,272
572,280	Federal National Mortgage Association, 5.500%, 4/1/53	573,035
1,163,539	Federal National Mortgage Association, 5.500%, 7/1/53	1,170,161
885,188	Federal National Mortgage Association, 5.500%, 7/1/53	892,514
290,002	Federal National Mortgage Association, 5.500%, 8/1/53	294,176
18,999,905	Federal National Mortgage Association, 5.500%, 9/1/53	18,991,399
3,509,213	Federal National Mortgage Association, 5.500%, 9/1/53	3,507,780
646,059	Federal National Mortgage Association, 5.500%, 10/1/53	653,770
4,294,185	Federal National Mortgage Association, 5.500%, 5/1/54	4,297,723
421,358	Federal National Mortgage Association, 5.500%, 11/1/54	423,934
597,191	Federal National Mortgage Association, 5.500%, 12/1/54	601,322
199,042	Federal National Mortgage Association, 5.500%, 12/1/54	201,575
398,544	Federal National Mortgage Association, 5.500%, 12/1/54	400,848
847,115	Federal National Mortgage Association, 5.500%, 12/1/54	847,793
743,639	Federal National Mortgage Association, 5.500%, 12/1/54	747,938
398,865	Federal National Mortgage Association, 5.500%, 1/1/55	400,589
997,350	Federal National Mortgage Association, 5.500%, 1/1/55	998,565
1,485,502	Federal National Mortgage Association, 5.500%, 1/1/55	1,483,938
53Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,813	Federal National Mortgage Association, 5.500%, 2/1/55	$ 100,855
1,037,248	Federal National Mortgage Association, 5.500%, 3/1/55	1,041,731
411,194	Federal National Mortgage Association, 5.500%, 3/1/55	417,455
3,510	Federal National Mortgage Association, 5.720%, 11/1/28	3,495
7,634	Federal National Mortgage Association, 5.720%, 6/1/29	7,610
13,632	Federal National Mortgage Association, 5.900%, 4/1/28	13,590
114	Federal National Mortgage Association, 6.000%, 9/1/29	117
193	Federal National Mortgage Association, 6.000%, 1/1/32	196
2,749	Federal National Mortgage Association, 6.000%, 2/1/32	2,851
1,187	Federal National Mortgage Association, 6.000%, 3/1/32	1,226
676	Federal National Mortgage Association, 6.000%, 8/1/32	700
113	Federal National Mortgage Association, 6.000%, 9/1/32	117
9,154	Federal National Mortgage Association, 6.000%, 10/1/32	9,456
2,784	Federal National Mortgage Association, 6.000%, 2/1/33	2,840
14,603	Federal National Mortgage Association, 6.000%, 3/1/33	15,028
16,033	Federal National Mortgage Association, 6.000%, 4/1/33	16,412
32,837	Federal National Mortgage Association, 6.000%, 7/1/33	33,358
7,911	Federal National Mortgage Association, 6.000%, 11/1/33	8,088
26,396	Federal National Mortgage Association, 6.000%, 8/1/34	27,293
2,804	Federal National Mortgage Association, 6.000%, 9/1/34	2,867
7,241	Federal National Mortgage Association, 6.000%, 9/1/34	7,406
Pioneer Bond Fund | 3/31/2554

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,234	Federal National Mortgage Association, 6.000%, 9/1/34	$ 18,632
834	Federal National Mortgage Association, 6.000%, 9/1/34	848
2,538	Federal National Mortgage Association, 6.000%, 10/1/34	2,636
2,761	Federal National Mortgage Association, 6.000%, 11/1/34	2,867
28,121	Federal National Mortgage Association, 6.000%, 11/1/34	28,822
910	Federal National Mortgage Association, 6.000%, 2/1/35	946
1,961	Federal National Mortgage Association, 6.000%, 2/1/35	2,041
38,673	Federal National Mortgage Association, 6.000%, 4/1/35	40,192
3,080	Federal National Mortgage Association, 6.000%, 5/1/35	3,144
61,241	Federal National Mortgage Association, 6.000%, 10/1/35	62,650
30,189	Federal National Mortgage Association, 6.000%, 12/1/35	31,067
6,587	Federal National Mortgage Association, 6.000%, 12/1/37	6,869
52,016	Federal National Mortgage Association, 6.000%, 6/1/38	54,107
6,159	Federal National Mortgage Association, 6.000%, 7/1/38	6,289
2,207,171	Federal National Mortgage Association, 6.000%, 1/1/53	2,273,422
697,880	Federal National Mortgage Association, 6.000%, 1/1/53	715,970
757,908	Federal National Mortgage Association, 6.000%, 2/1/53	777,011
267,548	Federal National Mortgage Association, 6.000%, 2/1/53	277,459
155,804	Federal National Mortgage Association, 6.000%, 3/1/53	159,287
274,975	Federal National Mortgage Association, 6.000%, 3/1/53	282,817
554,497	Federal National Mortgage Association, 6.000%, 4/1/53	566,446
55Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
888,987	Federal National Mortgage Association, 6.000%, 4/1/53	$ 909,045
2,848,076	Federal National Mortgage Association, 6.000%, 5/1/53	2,944,067
2,569,005	Federal National Mortgage Association, 6.000%, 5/1/53	2,658,930
247,269	Federal National Mortgage Association, 6.000%, 6/1/53	255,119
253,754	Federal National Mortgage Association, 6.000%, 6/1/53	260,213
284,427	Federal National Mortgage Association, 6.000%, 6/1/53	289,182
206,431	Federal National Mortgage Association, 6.000%, 6/1/53	210,343
334,384	Federal National Mortgage Association, 6.000%, 6/1/53	340,410
1,223,446	Federal National Mortgage Association, 6.000%, 6/1/53	1,264,459
912,101	Federal National Mortgage Association, 6.000%, 6/1/53	938,662
146,669	Federal National Mortgage Association, 6.000%, 7/1/53	150,335
2,912,550	Federal National Mortgage Association, 6.000%, 7/1/53	2,971,744
1,474,942	Federal National Mortgage Association, 6.000%, 7/1/53	1,507,875
2,144,068	Federal National Mortgage Association, 6.000%, 7/1/53	2,204,542
1,221,052	Federal National Mortgage Association, 6.000%, 7/1/53	1,246,337
488,374	Federal National Mortgage Association, 6.000%, 7/1/53	499,910
966,041	Federal National Mortgage Association, 6.000%, 8/1/53	991,185
5,209,493	Federal National Mortgage Association, 6.000%, 8/1/53	5,352,443
23,126,782	Federal National Mortgage Association, 6.000%, 9/1/53	23,528,377
196,464	Federal National Mortgage Association, 6.000%, 9/1/53	202,077
407,267	Federal National Mortgage Association, 6.000%, 9/1/53	416,075
Pioneer Bond Fund | 3/31/2556

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
512,079	Federal National Mortgage Association, 6.000%, 10/1/53	$ 527,755
1,127,173	Federal National Mortgage Association, 6.000%, 10/1/53	1,160,047
1,408,797	Federal National Mortgage Association, 6.000%, 10/1/53	1,450,980
2,115,568	Federal National Mortgage Association, 6.000%, 11/1/53	2,165,279
310,893	Federal National Mortgage Association, 6.000%, 2/1/54	318,832
296,381	Federal National Mortgage Association, 6.000%, 3/1/54	304,181
95,043	Federal National Mortgage Association, 6.000%, 3/1/54	97,991
197,867	Federal National Mortgage Association, 6.000%, 3/1/54	201,817
186,769	Federal National Mortgage Association, 6.000%, 4/1/54	191,180
396,616	Federal National Mortgage Association, 6.000%, 8/1/54	405,984
3,163,484	Federal National Mortgage Association, 6.000%, 8/1/54	3,218,606
590,041	Federal National Mortgage Association, 6.000%, 8/1/54	605,886
186,162	Federal National Mortgage Association, 6.000%, 9/1/54	192,727
197,366	Federal National Mortgage Association, 6.000%, 9/1/54	202,437
822,058	Federal National Mortgage Association, 6.000%, 11/1/54	842,064
199,425	Federal National Mortgage Association, 6.000%, 12/1/54	203,333
603,896	Federal National Mortgage Association, 6.000%, 12/1/54	621,956
1,745,498	Federal National Mortgage Association, 6.000%, 12/1/54	1,787,974
103,308	Federal National Mortgage Association, 6.000%, 1/1/55	105,600
99,917	Federal National Mortgage Association, 6.000%, 2/1/55	102,831
658,179	Federal National Mortgage Association, 6.000%, 3/1/55	683,216
57Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
620,250	Federal National Mortgage Association, 6.000%, 3/1/55	$ 642,125
449,423	Federal National Mortgage Association, 6.000%, 3/1/55	463,625
529,909	Federal National Mortgage Association, 6.000%, 3/1/55	548,083
400,000	Federal National Mortgage Association, 6.000%, 4/1/55	410,631
989,824	Federal National Mortgage Association, 6.000%, 4/1/55	1,013,913
400,000	Federal National Mortgage Association, 6.000%, 4/1/55	412,258
2,832	Federal National Mortgage Association, 6.500%, 7/1/29	2,924
217	Federal National Mortgage Association, 6.500%, 4/1/31	224
636	Federal National Mortgage Association, 6.500%, 5/1/31	657
1,365	Federal National Mortgage Association, 6.500%, 9/1/31	1,407
1,023	Federal National Mortgage Association, 6.500%, 9/1/31	1,055
379	Federal National Mortgage Association, 6.500%, 10/1/31	390
26,812	Federal National Mortgage Association, 6.500%, 12/1/31	27,756
2,694	Federal National Mortgage Association, 6.500%, 2/1/32	2,789
6,733	Federal National Mortgage Association, 6.500%, 3/1/32	6,941
12,033	Federal National Mortgage Association, 6.500%, 7/1/32	12,405
9,009	Federal National Mortgage Association, 6.500%, 7/1/34	9,368
28,145	Federal National Mortgage Association, 6.500%, 11/1/37	29,635
8,205	Federal National Mortgage Association, 6.500%, 11/1/47	8,426
95,339	Federal National Mortgage Association, 6.500%, 2/1/53	99,433
1,530,821	Federal National Mortgage Association, 6.500%, 3/1/53	1,602,782
Pioneer Bond Fund | 3/31/2558

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
335,122	Federal National Mortgage Association, 6.500%, 3/1/53	$ 351,686
1,270,037	Federal National Mortgage Association, 6.500%, 3/1/53	1,310,760
199,340	Federal National Mortgage Association, 6.500%, 4/1/53	208,407
304,783	Federal National Mortgage Association, 6.500%, 4/1/53	320,496
381,617	Federal National Mortgage Association, 6.500%, 4/1/53	397,879
122,276	Federal National Mortgage Association, 6.500%, 4/1/53	126,907
739,522	Federal National Mortgage Association, 6.500%, 6/1/53	776,541
471,405	Federal National Mortgage Association, 6.500%, 7/1/53	489,780
372,531	Federal National Mortgage Association, 6.500%, 7/1/53	388,701
1,626,014	Federal National Mortgage Association, 6.500%, 8/1/53	1,698,039
836,957	Federal National Mortgage Association, 6.500%, 8/1/53	875,707
152,355	Federal National Mortgage Association, 6.500%, 8/1/53	157,841
458,504	Federal National Mortgage Association, 6.500%, 8/1/53	476,576
633,697	Federal National Mortgage Association, 6.500%, 8/1/53	660,727
531,801	Federal National Mortgage Association, 6.500%, 8/1/53	557,394
435,815	Federal National Mortgage Association, 6.500%, 8/1/53	461,456
3,812,936	Federal National Mortgage Association, 6.500%, 9/1/53	3,990,382
775,738	Federal National Mortgage Association, 6.500%, 9/1/53	810,424
452,687	Federal National Mortgage Association, 6.500%, 9/1/53	473,451
565,445	Federal National Mortgage Association, 6.500%, 9/1/53	590,828
68,935	Federal National Mortgage Association, 6.500%, 10/1/53	71,975
59Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
182,733	Federal National Mortgage Association, 6.500%, 11/1/53	$ 190,377
1,289,520	Federal National Mortgage Association, 6.500%, 12/1/53	1,333,706
98,794	Federal National Mortgage Association, 6.500%, 2/1/54	103,368
195,055	Federal National Mortgage Association, 6.500%, 2/1/54	203,668
368,399	Federal National Mortgage Association, 6.500%, 2/1/54	382,330
97,789	Federal National Mortgage Association, 6.500%, 3/1/54	101,462
273,286	Federal National Mortgage Association, 6.500%, 3/1/54	283,406
82,853	Federal National Mortgage Association, 6.500%, 3/1/54	85,846
137,545	Federal National Mortgage Association, 6.500%, 3/1/54	142,767
151,356	Federal National Mortgage Association, 6.500%, 3/1/54	157,191
188,570	Federal National Mortgage Association, 6.500%, 3/1/54	195,519
88,716	Federal National Mortgage Association, 6.500%, 3/1/54	92,110
79,149	Federal National Mortgage Association, 6.500%, 3/1/54	82,151
99,054	Federal National Mortgage Association, 6.500%, 3/1/54	102,816
87,443	Federal National Mortgage Association, 6.500%, 3/1/54	91,926
99,014	Federal National Mortgage Association, 6.500%, 3/1/54	102,756
85,932	Federal National Mortgage Association, 6.500%, 3/1/54	89,910
86,415	Federal National Mortgage Association, 6.500%, 4/1/54	90,584
44,283	Federal National Mortgage Association, 6.500%, 4/1/54	46,161
71,411	Federal National Mortgage Association, 6.500%, 4/1/54	74,143
275,272	Federal National Mortgage Association, 6.500%, 4/1/54	285,685
Pioneer Bond Fund | 3/31/2560

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,034	Federal National Mortgage Association, 6.500%, 4/1/54	$ 103,148
98,911	Federal National Mortgage Association, 6.500%, 4/1/54	103,489
99,108	Federal National Mortgage Association, 6.500%, 4/1/54	103,406
99,160	Federal National Mortgage Association, 6.500%, 4/1/54	102,869
98,273	Federal National Mortgage Association, 6.500%, 4/1/54	102,548
98,062	Federal National Mortgage Association, 6.500%, 4/1/54	102,743
233,441	Federal National Mortgage Association, 6.500%, 5/1/54	243,891
1,043,651	Federal National Mortgage Association, 6.500%, 5/1/54	1,083,583
626,239	Federal National Mortgage Association, 6.500%, 5/1/54	649,995
82,486	Federal National Mortgage Association, 6.500%, 5/1/54	85,401
1,720,454	Federal National Mortgage Association, 6.500%, 5/1/54	1,779,099
1,557,687	Federal National Mortgage Association, 6.500%, 5/1/54	1,612,829
173,761	Federal National Mortgage Association, 6.500%, 6/1/54	181,773
86,916	Federal National Mortgage Association, 6.500%, 6/1/54	90,939
184,256	Federal National Mortgage Association, 6.500%, 6/1/54	193,628
890,911	Federal National Mortgage Association, 6.500%, 6/1/54	923,825
212,366	Federal National Mortgage Association, 6.500%, 6/1/54	219,490
297,609	Federal National Mortgage Association, 6.500%, 6/1/54	309,857
1,234,454	Federal National Mortgage Association, 6.500%, 6/1/54	1,276,896
211,075	Federal National Mortgage Association, 6.500%, 7/1/54	220,120
1,794,091	Federal National Mortgage Association, 6.500%, 7/1/54	1,860,209
61Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,354,624	Federal National Mortgage Association, 6.500%, 7/1/54	$ 2,440,660
1,590,200	Federal National Mortgage Association, 6.500%, 7/1/54	1,650,865
639,221	Federal National Mortgage Association, 6.500%, 7/1/54	662,346
358,745	Federal National Mortgage Association, 6.500%, 7/1/54	375,968
742,018	Federal National Mortgage Association, 6.500%, 7/1/54	767,503
545,849	Federal National Mortgage Association, 6.500%, 7/1/54	569,180
781,636	Federal National Mortgage Association, 6.500%, 7/1/54	811,143
898,900	Federal National Mortgage Association, 6.500%, 7/1/54	935,761
659,630	Federal National Mortgage Association, 6.500%, 8/1/54	686,776
2,386,090	Federal National Mortgage Association, 6.500%, 8/1/54	2,473,275
2,284,285	Federal National Mortgage Association, 6.500%, 8/1/54	2,383,023
3,160,580	Federal National Mortgage Association, 6.500%, 8/1/54	3,281,507
3,140,340	Federal National Mortgage Association, 6.500%, 9/1/54	3,257,015
2,797,186	Federal National Mortgage Association, 6.500%, 9/1/54	2,911,437
2,272,365	Federal National Mortgage Association, 6.500%, 9/1/54	2,362,601
677,588	Federal National Mortgage Association, 6.500%, 9/1/54	702,079
506,113	Federal National Mortgage Association, 6.500%, 11/1/54	524,977
518,130	Federal National Mortgage Association, 6.500%, 11/1/54	544,242
298,721	Federal National Mortgage Association, 6.500%, 12/1/54	310,607
498,404	Federal National Mortgage Association, 6.500%, 12/1/54	518,333
271,719	Federal National Mortgage Association, 6.500%, 12/1/54	285,954
Pioneer Bond Fund | 3/31/2562

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
117,875	Federal National Mortgage Association, 6.500%, 1/1/55	$ 121,921
99,837	Federal National Mortgage Association, 6.500%, 1/1/55	103,672
162,726	Federal National Mortgage Association, 6.500%, 2/1/55	171,086
1,157,631	Federal National Mortgage Association, 6.500%, 2/1/55	1,222,065
100,849	Federal National Mortgage Association, 6.500%, 2/1/55	104,848
148,819	Federal National Mortgage Association, 6.500%, 2/1/55	157,357
869,797	Federal National Mortgage Association, 6.500%, 2/1/55	914,086
409,839	Federal National Mortgage Association, 6.500%, 3/1/55	430,300
261,444	Federal National Mortgage Association, 6.500%, 3/1/55	273,357
469,141	Federal National Mortgage Association, 6.500%, 4/1/55	490,246
500,000	Federal National Mortgage Association, 6.500%, 4/1/55	516,659
29,900,000	Federal National Mortgage Association, 6.500%, 4/15/55 (TBA)	30,830,473
1,946	Federal National Mortgage Association, 7.000%, 12/1/30	2,032
1,288	Federal National Mortgage Association, 7.000%, 4/1/31	1,344
2,058	Federal National Mortgage Association, 7.000%, 9/1/31	2,148
8,431	Federal National Mortgage Association, 7.000%, 12/1/31	8,802
4,250	Federal National Mortgage Association, 7.000%, 1/1/32	4,437
82,456	Federal National Mortgage Association, 7.000%, 4/1/54	86,388
148,651	Federal National Mortgage Association, 7.000%, 4/1/54	155,467
231,384	Federal National Mortgage Association, 7.000%, 7/1/54	242,442
485,668	Federal National Mortgage Association, 7.000%, 7/1/54	507,617
63Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
657,413	Federal National Mortgage Association, 7.000%, 7/1/54	$ 689,229
765,570	Federal National Mortgage Association, 7.000%, 7/1/54	801,969
681,987	Federal National Mortgage Association, 7.000%, 7/1/54	714,801
529,524	Federal National Mortgage Association, 7.000%, 7/1/54	555,638
529,766	Federal National Mortgage Association, 7.000%, 7/1/54	553,466
310,908	Federal National Mortgage Association, 7.000%, 7/1/54	325,855
298,553	Federal National Mortgage Association, 7.000%, 8/1/54	314,024
99,175	Federal National Mortgage Association, 7.000%, 8/1/54	104,097
619,567	Federal National Mortgage Association, 7.000%, 8/1/54	649,108
763,993	Federal National Mortgage Association, 7.000%, 8/1/54	800,753
637,841	Federal National Mortgage Association, 7.000%, 8/1/54	668,938
883,035	Federal National Mortgage Association, 7.000%, 8/1/54	928,220
1,147,718	Federal National Mortgage Association, 7.000%, 8/1/54	1,204,011
299,072	Federal National Mortgage Association, 7.000%, 12/1/54	316,951
942,161	Federal National Mortgage Association, 7.000%, 12/1/54	990,559
99,903	Federal National Mortgage Association, 7.000%, 2/1/55	105,985
148,898	Federal National Mortgage Association, 7.000%, 2/1/55	156,343
217,514	Federal National Mortgage Association, 7.000%, 2/1/55	228,513
116,112	Federal National Mortgage Association, 7.000%, 2/1/55	122,359
99,903	Federal National Mortgage Association, 7.000%, 2/1/55	106,130
130,909	Federal National Mortgage Association, 7.000%, 2/1/55	137,311
Pioneer Bond Fund | 3/31/2564

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
663,778	Federal National Mortgage Association, 7.000%, 3/1/55	$ 700,927
11,200,000	Federal National Mortgage Association, 7.000%, 4/15/55 (TBA)	11,705,876
33,000,000	Government National Mortgage Association, 2.000%, 4/20/55 (TBA)	26,984,186
36,000,000	Government National Mortgage Association, 2.500%, 4/20/55 (TBA)	30,702,314
19,000,000	Government National Mortgage Association, 3.000%, 4/20/55 (TBA)	16,826,887
8,000,000	Government National Mortgage Association, 3.500%, 4/20/55 (TBA)	7,319,413
4,000,000	Government National Mortgage Association, 4.000%, 4/15/55 (TBA)	3,744,184
11,000,000	Government National Mortgage Association, 4.500%, 4/20/55 (TBA)	10,553,125
22,000,000	Government National Mortgage Association, 5.000%, 4/15/55 (TBA)	21,637,924
27,000,000	Government National Mortgage Association, 5.500%, 4/15/55 (TBA)	27,055,490
29,000,000	Government National Mortgage Association, 6.000%, 4/15/55 (TBA)	29,431,842
13,000,000	Government National Mortgage Association, 6.500%, 4/15/55 (TBA)	13,307,422
1,934,744	Government National Mortgage Association I, 3.500%, 11/15/41	1,821,909
1,333,976	Government National Mortgage Association I, 3.500%, 7/15/42	1,251,214
238,890	Government National Mortgage Association I, 3.500%, 10/15/42	224,053
1,422,038	Government National Mortgage Association I, 3.500%, 1/15/45	1,333,755
486,758	Government National Mortgage Association I, 3.500%, 8/15/46	454,723
5,502	Government National Mortgage Association I, 4.000%, 5/15/39	5,230
771	Government National Mortgage Association I, 4.000%, 6/15/39	740
1,103	Government National Mortgage Association I, 4.000%, 8/15/40	1,058
110,169	Government National Mortgage Association I, 4.000%, 8/15/40	105,674
65Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,374	Government National Mortgage Association I, 4.000%, 9/15/40	$ 1,311
1,445	Government National Mortgage Association I, 4.000%, 10/15/40	1,388
6,603	Government National Mortgage Association I, 4.000%, 11/15/40	6,268
12,254	Government National Mortgage Association I, 4.000%, 11/15/40	11,659
4,001	Government National Mortgage Association I, 4.000%, 1/15/41	3,819
14,386	Government National Mortgage Association I, 4.000%, 1/15/41	13,801
2,250	Government National Mortgage Association I, 4.000%, 2/15/41	2,158
21,689	Government National Mortgage Association I, 4.000%, 6/15/41	20,636
30,579	Government National Mortgage Association I, 4.000%, 7/15/41	29,335
78,225	Government National Mortgage Association I, 4.000%, 9/15/41	74,272
1,606	Government National Mortgage Association I, 4.000%, 10/15/41	1,525
4,376	Government National Mortgage Association I, 4.000%, 10/15/41	4,155
894	Government National Mortgage Association I, 4.000%, 11/15/41	849
828	Government National Mortgage Association I, 4.000%, 11/15/41	801
1,075	Government National Mortgage Association I, 4.000%, 12/15/41	1,028
10,061	Government National Mortgage Association I, 4.000%, 2/15/42	9,602
192,520	Government National Mortgage Association I, 4.000%, 8/15/43	184,685
3,100	Government National Mortgage Association I, 4.000%, 11/15/43	2,974
164,091	Government National Mortgage Association I, 4.000%, 3/15/44	157,411
574,642	Government National Mortgage Association I, 4.000%, 3/15/44	551,246
20,217	Government National Mortgage Association I, 4.000%, 3/15/44	19,327
Pioneer Bond Fund | 3/31/2566

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,664	Government National Mortgage Association I, 4.000%, 3/15/44	$ 2,552
367,559	Government National Mortgage Association I, 4.000%, 4/15/44	348,976
2,712	Government National Mortgage Association I, 4.000%, 4/15/44	2,571
4,567	Government National Mortgage Association I, 4.000%, 4/15/44	4,350
42,680	Government National Mortgage Association I, 4.000%, 8/15/44	40,784
457,521	Government National Mortgage Association I, 4.000%, 9/15/44	438,703
34,200	Government National Mortgage Association I, 4.000%, 9/15/44	32,133
49,330	Government National Mortgage Association I, 4.000%, 9/15/44	47,176
93,553	Government National Mortgage Association I, 4.000%, 11/15/44	88,906
117,834	Government National Mortgage Association I, 4.000%, 12/15/44	112,674
135,381	Government National Mortgage Association I, 4.000%, 1/15/45	129,311
111,590	Government National Mortgage Association I, 4.000%, 1/15/45	105,394
204,541	Government National Mortgage Association I, 4.000%, 2/15/45	194,218
290,794	Government National Mortgage Association I, 4.000%, 2/15/45	276,668
757,738	Government National Mortgage Association I, 4.000%, 3/15/45	719,339
551,943	Government National Mortgage Association I, 4.000%, 4/15/45	529,242
600,981	Government National Mortgage Association I, 4.000%, 5/15/45	569,841
822,504	Government National Mortgage Association I, 4.000%, 6/15/45	788,167
106,405	Government National Mortgage Association I, 4.000%, 7/15/45	101,240
192,917	Government National Mortgage Association I, 4.000%, 8/15/45	183,158
2,346	Government National Mortgage Association I, 4.500%, 6/15/25	2,342
67Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,625	Government National Mortgage Association I, 4.500%, 7/15/33	$ 12,605
27,420	Government National Mortgage Association I, 4.500%, 9/15/33	27,092
44,676	Government National Mortgage Association I, 4.500%, 10/15/33	44,238
37,701	Government National Mortgage Association I, 4.500%, 10/15/33	37,497
2,626	Government National Mortgage Association I, 4.500%, 2/15/34	2,614
26,870	Government National Mortgage Association I, 4.500%, 4/15/35	26,543
14,913	Government National Mortgage Association I, 4.500%, 10/15/35	14,602
24,408	Government National Mortgage Association I, 4.500%, 4/15/38	23,961
207,351	Government National Mortgage Association I, 4.500%, 12/15/39	203,428
80,722	Government National Mortgage Association I, 4.500%, 1/15/40	78,584
43,753	Government National Mortgage Association I, 4.500%, 9/15/40	43,092
100,533	Government National Mortgage Association I, 4.500%, 10/15/40	98,735
18,162	Government National Mortgage Association I, 4.500%, 4/15/41	17,757
174,560	Government National Mortgage Association I, 4.500%, 5/15/41	169,547
97,677	Government National Mortgage Association I, 4.500%, 6/15/41	95,474
81,686	Government National Mortgage Association I, 4.500%, 7/15/41	79,846
53,776	Government National Mortgage Association I, 4.500%, 8/15/41	52,351
14,842	Government National Mortgage Association I, 5.000%, 7/15/33	14,792
15,280	Government National Mortgage Association I, 5.000%, 9/15/33	15,308
16,395	Government National Mortgage Association I, 5.000%, 4/15/34	16,441
100,433	Government National Mortgage Association I, 5.000%, 4/15/35	100,621
Pioneer Bond Fund | 3/31/2568

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
39,049	Government National Mortgage Association I, 5.000%, 7/15/40	$ 38,964
17,937	Government National Mortgage Association I, 5.500%, 1/15/29	18,125
2,816	Government National Mortgage Association I, 5.500%, 6/15/33	2,822
13,916	Government National Mortgage Association I, 5.500%, 7/15/33	14,256
7,472	Government National Mortgage Association I, 5.500%, 7/15/33	7,508
4,279	Government National Mortgage Association I, 5.500%, 8/15/33	4,358
7,963	Government National Mortgage Association I, 5.500%, 8/15/33	8,186
7,233	Government National Mortgage Association I, 5.500%, 8/15/33	7,304
16,722	Government National Mortgage Association I, 5.500%, 9/15/33	16,935
19,066	Government National Mortgage Association I, 5.500%, 9/15/33	19,131
8,008	Government National Mortgage Association I, 5.500%, 10/15/33	8,201
12,493	Government National Mortgage Association I, 5.500%, 10/15/33	12,815
71,635	Government National Mortgage Association I, 5.500%, 7/15/34	73,022
9,036	Government National Mortgage Association I, 5.500%, 10/15/34	9,256
93,375	Government National Mortgage Association I, 5.500%, 11/15/34	95,986
32,895	Government National Mortgage Association I, 5.500%, 1/15/35	33,814
7,086	Government National Mortgage Association I, 5.500%, 2/15/35	7,284
25,220	Government National Mortgage Association I, 5.500%, 2/15/35	25,925
21,569	Government National Mortgage Association I, 5.500%, 6/15/35	22,173
78,188	Government National Mortgage Association I, 5.500%, 7/15/35	80,377
6,999	Government National Mortgage Association I, 5.500%, 10/15/35	7,195
69Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
29,269	Government National Mortgage Association I, 5.500%, 10/15/35	$ 30,087
9,173	Government National Mortgage Association I, 5.500%, 2/15/37	9,434
4,095	Government National Mortgage Association I, 6.000%, 4/15/28	4,187
16,303	Government National Mortgage Association I, 6.000%, 9/15/28	16,747
1,038	Government National Mortgage Association I, 6.000%, 10/15/28	1,064
4,220	Government National Mortgage Association I, 6.000%, 2/15/29	4,290
7,008	Government National Mortgage Association I, 6.000%, 2/15/29	7,240
3,504	Government National Mortgage Association I, 6.000%, 11/15/31	3,594
219	Government National Mortgage Association I, 6.000%, 3/15/32	228
1,054	Government National Mortgage Association I, 6.000%, 8/15/32	1,086
926	Government National Mortgage Association I, 6.000%, 9/15/32	930
23,207	Government National Mortgage Association I, 6.000%, 9/15/32	23,341
37,942	Government National Mortgage Association I, 6.000%, 9/15/32	38,450
3,651	Government National Mortgage Association I, 6.000%, 10/15/32	3,720
1,424	Government National Mortgage Association I, 6.000%, 10/15/32	1,441
1,969	Government National Mortgage Association I, 6.000%, 11/15/32	1,987
2,191	Government National Mortgage Association I, 6.000%, 11/15/32	2,240
62,463	Government National Mortgage Association I, 6.000%, 12/15/32	62,620
1,742	Government National Mortgage Association I, 6.000%, 12/15/32	1,788
58,895	Government National Mortgage Association I, 6.000%, 12/15/32	59,028
19,300	Government National Mortgage Association I, 6.000%, 12/15/32	20,008
Pioneer Bond Fund | 3/31/2570

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,168	Government National Mortgage Association I, 6.000%, 12/15/32	$ 3,238
22,913	Government National Mortgage Association I, 6.000%, 12/15/32	22,894
57,359	Government National Mortgage Association I, 6.000%, 12/15/32	58,389
36,037	Government National Mortgage Association I, 6.000%, 1/15/33	37,550
10,151	Government National Mortgage Association I, 6.000%, 1/15/33	10,584
22,087	Government National Mortgage Association I, 6.000%, 2/15/33	22,461
30,843	Government National Mortgage Association I, 6.000%, 2/15/33	32,180
30,367	Government National Mortgage Association I, 6.000%, 2/15/33	31,018
5,442	Government National Mortgage Association I, 6.000%, 2/15/33	5,568
25,073	Government National Mortgage Association I, 6.000%, 3/15/33	25,641
27,346	Government National Mortgage Association I, 6.000%, 3/15/33	28,478
16,659	Government National Mortgage Association I, 6.000%, 3/15/33	16,970
21,598	Government National Mortgage Association I, 6.000%, 3/15/33	21,650
6,213	Government National Mortgage Association I, 6.000%, 3/15/33	6,307
31,354	Government National Mortgage Association I, 6.000%, 3/15/33	31,975
93,798	Government National Mortgage Association I, 6.000%, 3/15/33	95,862
48,416	Government National Mortgage Association I, 6.000%, 3/15/33	50,439
11,102	Government National Mortgage Association I, 6.000%, 4/15/33	11,237
17,175	Government National Mortgage Association I, 6.000%, 5/15/33	17,384
2,997	Government National Mortgage Association I, 6.000%, 6/15/33	3,065
14,998	Government National Mortgage Association I, 6.000%, 9/15/33	15,312
71Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,487	Government National Mortgage Association I, 6.000%, 10/15/33	$ 4,504
16,141	Government National Mortgage Association I, 6.000%, 11/15/33	16,210
60,042	Government National Mortgage Association I, 6.000%, 3/15/34	62,667
11,556	Government National Mortgage Association I, 6.000%, 6/15/34	12,101
6,877	Government National Mortgage Association I, 6.000%, 8/15/34	7,190
30,948	Government National Mortgage Association I, 6.000%, 8/15/34	31,862
2,264	Government National Mortgage Association I, 6.000%, 9/15/34	2,327
25,850	Government National Mortgage Association I, 6.000%, 9/15/34	26,704
36,871	Government National Mortgage Association I, 6.000%, 9/15/34	38,162
30,000	Government National Mortgage Association I, 6.000%, 10/15/34	30,012
25,703	Government National Mortgage Association I, 6.000%, 10/15/34	26,176
22,916	Government National Mortgage Association I, 6.000%, 10/15/34	23,555
39,880	Government National Mortgage Association I, 6.000%, 11/15/34	41,461
144,120	Government National Mortgage Association I, 6.000%, 9/15/35	150,421
49,020	Government National Mortgage Association I, 6.000%, 8/15/36	51,494
25,432	Government National Mortgage Association I, 6.000%, 10/15/36	26,546
11,229	Government National Mortgage Association I, 6.000%, 11/15/37	11,741
6,639	Government National Mortgage Association I, 6.000%, 8/15/38	6,842
1,742	Government National Mortgage Association I, 6.500%, 4/15/28	1,772
11,637	Government National Mortgage Association I, 6.500%, 4/15/28	11,763
1,124	Government National Mortgage Association I, 6.500%, 6/15/28	1,150
Pioneer Bond Fund | 3/31/2572

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
881	Government National Mortgage Association I, 6.500%, 8/15/28	$ 913
648	Government National Mortgage Association I, 6.500%, 10/15/28	659
3,610	Government National Mortgage Association I, 6.500%, 1/15/29	3,642
1,002	Government National Mortgage Association I, 6.500%, 2/15/29	1,026
1,193	Government National Mortgage Association I, 6.500%, 2/15/29	1,231
264	Government National Mortgage Association I, 6.500%, 2/15/29	271
685	Government National Mortgage Association I, 6.500%, 3/15/29	693
589	Government National Mortgage Association I, 6.500%, 3/15/29	596
2,916	Government National Mortgage Association I, 6.500%, 3/15/29	2,949
4,747	Government National Mortgage Association I, 6.500%, 3/15/29	4,781
7,609	Government National Mortgage Association I, 6.500%, 5/15/29	7,802
126	Government National Mortgage Association I, 6.500%, 5/15/29	127
230	Government National Mortgage Association I, 6.500%, 5/15/29	232
9,977	Government National Mortgage Association I, 6.500%, 4/15/31	10,272
2,828	Government National Mortgage Association I, 6.500%, 5/15/31	2,928
4,900	Government National Mortgage Association I, 6.500%, 5/15/31	4,957
3,026	Government National Mortgage Association I, 6.500%, 5/15/31	3,145
2,186	Government National Mortgage Association I, 6.500%, 6/15/31	2,284
7,310	Government National Mortgage Association I, 6.500%, 7/15/31	7,554
12,943	Government National Mortgage Association I, 6.500%, 8/15/31	13,258
1,444	Government National Mortgage Association I, 6.500%, 9/15/31	1,463
73Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,533	Government National Mortgage Association I, 6.500%, 10/15/31	$ 19,234
1,669	Government National Mortgage Association I, 6.500%, 10/15/31	1,741
1,539	Government National Mortgage Association I, 6.500%, 11/15/31	1,583
30,801	Government National Mortgage Association I, 6.500%, 1/15/32	31,748
7,389	Government National Mortgage Association I, 6.500%, 1/15/32	7,454
4,522	Government National Mortgage Association I, 6.500%, 2/15/32	4,653
5,701	Government National Mortgage Association I, 6.500%, 2/15/32	5,870
756	Government National Mortgage Association I, 6.500%, 2/15/32	766
4,494	Government National Mortgage Association I, 6.500%, 2/15/32	4,627
11,495	Government National Mortgage Association I, 6.500%, 2/15/32	11,827
4,849	Government National Mortgage Association I, 6.500%, 3/15/32	4,861
12,423	Government National Mortgage Association I, 6.500%, 3/15/32	12,896
2,302	Government National Mortgage Association I, 6.500%, 4/15/32	2,373
2,652	Government National Mortgage Association I, 6.500%, 4/15/32	2,732
9,363	Government National Mortgage Association I, 6.500%, 4/15/32	9,653
1,382	Government National Mortgage Association I, 6.500%, 5/15/32	1,414
979	Government National Mortgage Association I, 6.500%, 5/15/32	988
2,979	Government National Mortgage Association I, 6.500%, 5/15/32	3,072
652	Government National Mortgage Association I, 6.500%, 5/15/32	664
3,616	Government National Mortgage Association I, 6.500%, 6/15/32	3,727
4,176	Government National Mortgage Association I, 6.500%, 7/15/32	4,269
Pioneer Bond Fund | 3/31/2574

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
26,847	Government National Mortgage Association I, 6.500%, 7/15/32	$ 28,026
1,791	Government National Mortgage Association I, 6.500%, 7/15/32	1,808
9,966	Government National Mortgage Association I, 6.500%, 8/15/32	10,249
9,763	Government National Mortgage Association I, 6.500%, 8/15/32	10,063
2,319	Government National Mortgage Association I, 6.500%, 8/15/32	2,367
15,318	Government National Mortgage Association I, 6.500%, 9/15/32	15,774
7,323	Government National Mortgage Association I, 6.500%, 9/15/32	7,538
6,874	Government National Mortgage Association I, 6.500%, 9/15/32	7,037
9,638	Government National Mortgage Association I, 6.500%, 10/15/32	9,830
11,858	Government National Mortgage Association I, 6.500%, 11/15/32	12,229
62,135	Government National Mortgage Association I, 6.500%, 12/15/32	64,238
68,602	Government National Mortgage Association I, 6.500%, 1/15/33	70,688
635	Government National Mortgage Association I, 6.500%, 1/15/33	659
12,000	Government National Mortgage Association I, 6.500%, 5/15/33	12,191
494	Government National Mortgage Association I, 6.500%, 10/15/33	517
37,604	Government National Mortgage Association I, 6.500%, 6/15/34	39,156
3,858	Government National Mortgage Association I, 6.500%, 4/15/35	3,897
2,896	Government National Mortgage Association I, 6.500%, 6/15/35	2,929
6,472	Government National Mortgage Association I, 6.500%, 7/15/35	6,857
22,547	Government National Mortgage Association I, 6.500%, 7/15/35	23,372
203	Government National Mortgage Association I, 7.000%, 11/15/26	203
75Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
622	Government National Mortgage Association I, 7.000%, 6/15/27	$ 627
1,761	Government National Mortgage Association I, 7.000%, 1/15/28	1,764
1,601	Government National Mortgage Association I, 7.000%, 4/15/28	1,611
2,453	Government National Mortgage Association I, 7.000%, 7/15/28	2,484
211	Government National Mortgage Association I, 7.000%, 8/15/28	216
2,041	Government National Mortgage Association I, 7.000%, 11/15/28	2,097
7,310	Government National Mortgage Association I, 7.000%, 11/15/28	7,480
9,344	Government National Mortgage Association I, 7.000%, 4/15/29	9,387
5,203	Government National Mortgage Association I, 7.000%, 4/15/29	5,229
10,226	Government National Mortgage Association I, 7.000%, 5/15/29	10,292
1,312	Government National Mortgage Association I, 7.000%, 7/15/29	1,330
16,506	Government National Mortgage Association I, 7.000%, 11/15/29	16,815
5,781	Government National Mortgage Association I, 7.000%, 12/15/30	5,951
818	Government National Mortgage Association I, 7.000%, 12/15/30	820
23,396	Government National Mortgage Association I, 7.000%, 1/15/31	23,457
5,025	Government National Mortgage Association I, 7.000%, 6/15/31	5,261
653	Government National Mortgage Association I, 7.000%, 7/15/31	683
33,272	Government National Mortgage Association I, 7.000%, 8/15/31	34,336
4,802	Government National Mortgage Association I, 7.000%, 9/15/31	4,823
4,656	Government National Mortgage Association I, 7.000%, 11/15/31	4,690
11,445	Government National Mortgage Association I, 7.000%, 3/15/32	11,494
Pioneer Bond Fund | 3/31/2576

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
13,762	Government National Mortgage Association I, 7.000%, 4/15/32	$ 14,077
19,767	Government National Mortgage Association I, 7.000%, 5/15/32	20,356
84	Government National Mortgage Association I, 7.500%, 9/15/25	84
465	Government National Mortgage Association I, 7.500%, 2/15/27	465
3,094	Government National Mortgage Association I, 7.500%, 3/15/27	3,133
6,357	Government National Mortgage Association I, 7.500%, 10/15/27	6,466
635	Government National Mortgage Association I, 7.500%, 6/15/29	638
1,170	Government National Mortgage Association I, 7.500%, 8/15/29	1,174
8,938	Government National Mortgage Association I, 7.500%, 2/15/31	8,984
8,038	Government National Mortgage Association I, 7.500%, 2/15/31	8,074
1,115	Government National Mortgage Association I, 7.750%, 2/15/30	1,120
9,542,227	Government National Mortgage Association II, 2.000%, 3/20/52	7,807,857
13,276,513	Government National Mortgage Association II, 2.500%, 5/20/52	11,329,605
10,398,225	Government National Mortgage Association II, 3.000%, 6/20/52	9,214,962
17,966	Government National Mortgage Association II, 3.500%, 6/20/39	16,880
4,351	Government National Mortgage Association II, 3.500%, 7/20/39	4,088
49,030	Government National Mortgage Association II, 3.500%, 4/20/42	45,943
119,552	Government National Mortgage Association II, 3.500%, 6/20/43	111,506
79,076	Government National Mortgage Association II, 3.500%, 11/20/43	73,753
2,184	Government National Mortgage Association II, 3.500%, 1/20/44	2,035
1,994,755	Government National Mortgage Association II, 3.500%, 6/20/44	1,847,328
77Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
31,915	Government National Mortgage Association II, 3.500%, 7/20/44	$ 29,707
180,554	Government National Mortgage Association II, 3.500%, 1/20/45	167,895
519,815	Government National Mortgage Association II, 3.500%, 3/20/45	483,209
94,516	Government National Mortgage Association II, 3.500%, 3/20/45	85,992
212,949	Government National Mortgage Association II, 3.500%, 4/20/45	196,766
391,033	Government National Mortgage Association II, 3.500%, 4/20/45	361,807
153,469	Government National Mortgage Association II, 3.500%, 4/20/45	141,101
156,738	Government National Mortgage Association II, 3.500%, 7/20/45	145,222
115,139	Government National Mortgage Association II, 3.500%, 12/20/45	106,788
431,561	Government National Mortgage Association II, 3.500%, 3/20/46	400,365
1,079,763	Government National Mortgage Association II, 3.500%, 7/20/47	998,685
287,513	Government National Mortgage Association II, 3.500%, 2/20/48	265,757
737,879	Government National Mortgage Association II, 3.500%, 9/20/48	681,245
157,808	Government National Mortgage Association II, 3.500%, 12/20/48	145,867
93,173	Government National Mortgage Association II, 3.500%, 8/20/49	85,778
59,453	Government National Mortgage Association II, 3.500%, 1/20/52	54,584
693,566	Government National Mortgage Association II, 3.500%, 8/20/52	635,940
1,446,877	Government National Mortgage Association II, 4.000%, 7/20/44	1,384,314
57,043	Government National Mortgage Association II, 4.000%, 9/20/44	54,564
343,005	Government National Mortgage Association II, 4.000%, 10/20/44	328,032
1,046,829	Government National Mortgage Association II, 4.000%, 10/20/46	997,566
Pioneer Bond Fund | 3/31/2578

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
600,142	Government National Mortgage Association II, 4.000%, 2/20/48	$ 564,743
808,708	Government National Mortgage Association II, 4.000%, 4/20/48	761,004
1,044	Government National Mortgage Association II, 4.500%, 9/20/33	1,032
1,833	Government National Mortgage Association II, 4.500%, 10/20/33	1,812
14,396	Government National Mortgage Association II, 4.500%, 12/20/34	14,192
59,684	Government National Mortgage Association II, 4.500%, 1/20/35	58,838
9,558	Government National Mortgage Association II, 4.500%, 3/20/35	9,423
767	Government National Mortgage Association II, 4.500%, 8/20/35	756
533	Government National Mortgage Association II, 4.500%, 11/20/35	526
1,151	Government National Mortgage Association II, 4.500%, 3/20/38	1,135
5,426	Government National Mortgage Association II, 4.500%, 2/20/39	5,349
10,570	Government National Mortgage Association II, 4.500%, 9/20/39	10,415
245,950	Government National Mortgage Association II, 4.500%, 12/20/39	242,254
23,861	Government National Mortgage Association II, 4.500%, 2/20/40	23,498
67,595	Government National Mortgage Association II, 4.500%, 8/20/40	66,468
274,822	Government National Mortgage Association II, 4.500%, 9/20/41	270,240
39,172	Government National Mortgage Association II, 4.500%, 11/20/43	38,373
5,221	Government National Mortgage Association II, 4.500%, 12/20/43	5,114
1,047,410	Government National Mortgage Association II, 4.500%, 9/20/44	1,020,755
373,256	Government National Mortgage Association II, 4.500%, 10/20/44	365,648
724,780	Government National Mortgage Association II, 4.500%, 11/20/44	710,008
79Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
27,894	Government National Mortgage Association II, 4.500%, 6/20/45	$ 27,325
863,970	Government National Mortgage Association II, 4.500%, 2/20/48	841,554
1,088,194	Government National Mortgage Association II, 4.500%, 9/20/48	1,058,278
419,972	Government National Mortgage Association II, 4.500%, 11/20/48	408,383
2,231,366	Government National Mortgage Association II, 4.500%, 3/20/49	2,169,474
650,705	Government National Mortgage Association II, 4.500%, 4/20/49	632,656
8,873	Government National Mortgage Association II, 4.500%, 5/20/51	8,628
541	Government National Mortgage Association II, 5.000%, 2/20/32	538
2,055	Government National Mortgage Association II, 5.000%, 10/20/32	2,100
3,328	Government National Mortgage Association II, 5.000%, 11/20/32	3,403
13,362	Government National Mortgage Association II, 5.000%, 12/20/32	13,576
33,071	Government National Mortgage Association II, 5.000%, 1/20/33	33,624
12,767	Government National Mortgage Association II, 5.000%, 2/20/33	12,790
12,288	Government National Mortgage Association II, 5.000%, 3/20/33	12,314
18,175	Government National Mortgage Association II, 5.000%, 4/20/33	18,213
9,530	Government National Mortgage Association II, 5.000%, 5/20/33	9,549
13,775	Government National Mortgage Association II, 5.000%, 6/20/33	13,804
28,572	Government National Mortgage Association II, 5.000%, 7/20/33	28,632
15,296	Government National Mortgage Association II, 5.000%, 8/20/33	15,541
41,740	Government National Mortgage Association II, 5.000%, 9/20/33	42,383
8,988	Government National Mortgage Association II, 5.000%, 10/20/33	9,007
Pioneer Bond Fund | 3/31/2580

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,743	Government National Mortgage Association II, 5.000%, 12/20/33	$ 8,762
5,552	Government National Mortgage Association II, 5.000%, 2/20/34	5,564
16,261	Government National Mortgage Association II, 5.000%, 4/20/34	16,401
6,966	Government National Mortgage Association II, 5.000%, 5/20/34	7,026
8,437	Government National Mortgage Association II, 5.000%, 6/20/34	8,509
15,900	Government National Mortgage Association II, 5.000%, 7/20/34	16,037
11,240	Government National Mortgage Association II, 5.000%, 8/20/34	11,335
17,290	Government National Mortgage Association II, 5.000%, 9/20/34	17,438
3,714	Government National Mortgage Association II, 5.000%, 10/20/34	3,747
6,629	Government National Mortgage Association II, 5.000%, 1/20/35	6,687
5,209	Government National Mortgage Association II, 5.000%, 2/20/35	5,246
616	Government National Mortgage Association II, 5.000%, 2/20/35	619
8,848	Government National Mortgage Association II, 5.000%, 3/20/35	8,923
22,126	Government National Mortgage Association II, 5.000%, 4/20/35	22,296
6,085	Government National Mortgage Association II, 5.000%, 5/20/35	6,136
6,368	Government National Mortgage Association II, 5.000%, 6/20/35	6,419
15,651	Government National Mortgage Association II, 5.000%, 7/20/35	15,776
196,881	Government National Mortgage Association II, 5.000%, 8/20/35	198,332
3,899	Government National Mortgage Association II, 5.000%, 9/20/35	3,930
813	Government National Mortgage Association II, 5.000%, 2/20/36	821
9,650	Government National Mortgage Association II, 5.000%, 4/20/36	9,721
81Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,139	Government National Mortgage Association II, 5.000%, 11/20/36	$ 10,244
22,221	Government National Mortgage Association II, 5.000%, 1/20/37	22,416
218,057	Government National Mortgage Association II, 5.000%, 3/20/37	219,895
5,483	Government National Mortgage Association II, 5.000%, 6/20/37	5,538
973	Government National Mortgage Association II, 5.000%, 7/20/37	985
4,651	Government National Mortgage Association II, 5.000%, 8/20/37	4,703
9,337	Government National Mortgage Association II, 5.000%, 12/20/37	9,426
5,609	Government National Mortgage Association II, 5.000%, 1/20/38	5,678
11,975	Government National Mortgage Association II, 5.000%, 2/20/38	12,106
3,615	Government National Mortgage Association II, 5.000%, 3/20/38	3,655
28,230	Government National Mortgage Association II, 5.000%, 5/20/38	28,530
6,998	Government National Mortgage Association II, 5.000%, 6/20/38	7,076
497	Government National Mortgage Association II, 5.000%, 12/20/38	504
15,800	Government National Mortgage Association II, 5.000%, 1/20/39	15,975
3,603	Government National Mortgage Association II, 5.000%, 2/20/39	3,641
7,793	Government National Mortgage Association II, 5.000%, 5/20/39	7,875
15,485	Government National Mortgage Association II, 5.000%, 8/20/39	15,695
126,359	Government National Mortgage Association II, 5.000%, 10/20/39	128,538
4,055	Government National Mortgage Association II, 5.000%, 11/20/39	4,110
72,860	Government National Mortgage Association II, 5.000%, 1/20/40	73,578
911	Government National Mortgage Association II, 5.000%, 2/20/40	921
Pioneer Bond Fund | 3/31/2582

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,994	Government National Mortgage Association II, 5.000%, 6/20/40	$ 6,075
27,867	Government National Mortgage Association II, 5.000%, 7/20/40	28,245
20,468	Government National Mortgage Association II, 5.000%, 8/20/40	20,683
16,776	Government National Mortgage Association II, 5.000%, 9/20/40	17,004
1,139	Government National Mortgage Association II, 5.000%, 2/20/41	1,145
17,315	Government National Mortgage Association II, 5.000%, 4/20/41	17,422
21,984	Government National Mortgage Association II, 5.000%, 7/20/41	22,235
10,922	Government National Mortgage Association II, 5.000%, 8/20/42	11,070
38,799	Government National Mortgage Association II, 5.000%, 11/20/42	39,157
55,036	Government National Mortgage Association II, 5.000%, 10/20/43	55,579
697	Government National Mortgage Association II, 5.000%, 11/20/44	704
45,931	Government National Mortgage Association II, 5.000%, 2/20/45	46,186
66,128	Government National Mortgage Association II, 5.000%, 4/20/45	66,618
19,513	Government National Mortgage Association II, 5.000%, 7/20/45	19,705
33,819	Government National Mortgage Association II, 5.000%, 11/20/45	34,030
2,884	Government National Mortgage Association II, 5.000%, 12/20/45	2,902
1,856	Government National Mortgage Association II, 5.000%, 7/20/46	1,876
17,053	Government National Mortgage Association II, 5.000%, 9/20/46	17,284
51,189	Government National Mortgage Association II, 5.000%, 12/20/46	51,678
6,084	Government National Mortgage Association II, 5.000%, 6/20/47	6,082
56,897	Government National Mortgage Association II, 5.000%, 8/20/47	56,880
83Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
52,363	Government National Mortgage Association II, 5.000%, 1/20/48	$ 52,339
137,457	Government National Mortgage Association II, 5.000%, 5/20/48	137,290
22,868	Government National Mortgage Association II, 5.000%, 8/20/48	22,798
7,668	Government National Mortgage Association II, 5.000%, 9/20/48	7,645
46,722	Government National Mortgage Association II, 5.000%, 10/20/48	46,643
117,471	Government National Mortgage Association II, 5.000%, 11/20/48	117,075
17,923	Government National Mortgage Association II, 5.000%, 12/20/48	17,874
69,357	Government National Mortgage Association II, 5.000%, 1/20/49	68,973
399,153	Government National Mortgage Association II, 5.000%, 2/20/49	397,190
1,249,206	Government National Mortgage Association II, 5.000%, 5/20/49	1,244,604
135,510	Government National Mortgage Association II, 5.000%, 8/20/49	135,136
48,134	Government National Mortgage Association II, 5.000%, 9/20/49	48,061
130,822	Government National Mortgage Association II, 5.000%, 1/20/50	130,542
15,294	Government National Mortgage Association II, 5.000%, 2/20/50	15,287
35,062	Government National Mortgage Association II, 5.000%, 3/20/50	35,049
338,713	Government National Mortgage Association II, 5.000%, 7/20/50	338,594
244,585	Government National Mortgage Association II, 5.000%, 12/20/50	244,511
18,711	Government National Mortgage Association II, 5.000%, 8/20/51	18,601
69,219	Government National Mortgage Association II, 5.000%, 9/20/51	68,773
34,324	Government National Mortgage Association II, 5.000%, 11/20/51	34,090
135,972	Government National Mortgage Association II, 5.000%, 12/20/51	135,080
Pioneer Bond Fund | 3/31/2584

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
43,972	Government National Mortgage Association II, 5.500%, 3/20/34	$ 45,075
36,017	Government National Mortgage Association II, 5.500%, 4/20/34	36,990
13,988	Government National Mortgage Association II, 5.500%, 10/20/37	14,332
476,694	Government National Mortgage Association II, 5.500%, 9/20/52	479,736
39,731	Government National Mortgage Association II, 5.750%, 6/20/33	39,856
7,946	Government National Mortgage Association II, 5.900%, 1/20/28	8,019
14,334	Government National Mortgage Association II, 5.900%, 7/20/28	14,433
3,643	Government National Mortgage Association II, 6.000%, 10/20/31	3,778
19,653	Government National Mortgage Association II, 6.000%, 1/20/33	20,315
22,703	Government National Mortgage Association II, 6.000%, 10/20/33	23,449
13,723	Government National Mortgage Association II, 6.000%, 6/20/34	14,329
26,888	Government National Mortgage Association II, 6.450%, 1/20/33	27,075
5,198	Government National Mortgage Association II, 6.500%, 8/20/28	5,317
255	Government National Mortgage Association II, 6.500%, 2/20/29	261
118	Government National Mortgage Association II, 6.500%, 3/20/29	120
3,337	Government National Mortgage Association II, 6.500%, 4/20/29	3,415
2,472	Government National Mortgage Association II, 6.500%, 4/20/31	2,570
1,996	Government National Mortgage Association II, 6.500%, 6/20/31	2,073
9,389	Government National Mortgage Association II, 6.500%, 10/20/32	9,847
13,003	Government National Mortgage Association II, 6.500%, 3/20/34	13,381
279	Government National Mortgage Association II, 7.000%, 5/20/26	288
85Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,248	Government National Mortgage Association II, 7.000%, 8/20/27	$ 2,321
2,293	Government National Mortgage Association II, 7.000%, 6/20/28	2,367
10,961	Government National Mortgage Association II, 7.000%, 11/20/28	11,318
9,942	Government National Mortgage Association II, 7.000%, 1/20/29	10,266
853	Government National Mortgage Association II, 7.000%, 2/20/29	881
387	Government National Mortgage Association II, 7.000%, 12/20/30	400
2,149	Government National Mortgage Association II, 7.000%, 1/20/31	2,261
1,209	Government National Mortgage Association II, 7.000%, 3/20/31	1,248
6,530	Government National Mortgage Association II, 7.000%, 7/20/31	6,889
2,407	Government National Mortgage Association II, 7.000%, 11/20/31	2,485
2,118	Government National Mortgage Association II, 7.500%, 5/20/30	2,191
603	Government National Mortgage Association II, 7.500%, 6/20/30	623
656	Government National Mortgage Association II, 7.500%, 7/20/30	672
2,382	Government National Mortgage Association II, 7.500%, 8/20/30	2,475
1,096	Government National Mortgage Association II, 7.500%, 12/20/30	1,135
150,000,000(e)	U.S. Treasury Bills, 4/17/25	149,716,066
50,374,800	U.S. Treasury Bonds, 2.250%, 2/15/52	31,779,415
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	41,894,227
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	61,798,374
136,312,900	U.S. Treasury Bonds, 4.375%, 8/15/43	132,841,181
44,000,000	U.S. Treasury Notes, 3.500%, 9/30/29	43,200,781
42,000,000	U.S. Treasury Notes, 3.625%, 9/30/31	40,954,922
Pioneer Bond Fund | 3/31/2586

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
36,260,000	U.S. Treasury Notes, 4.250%, 2/28/29	$ 36,684,922
44,600,800	U.S. Treasury Notes, 4.625%, 9/30/30	45,977,153
	Total U.S. Government and Agency Obligations (Cost $2,144,640,290)	$2,113,277,162

	SHORT TERM INVESTMENTS — 3.8% of Net Assets
	Repurchase Agreements — 2.8%
102,000,000	Bank of America, 4.36%, dated 3/31/25,
to be purchased on 4/1/25 for $102,012,353, collateralized by the following:
$97, Federal Home Loan Mortgage Corporation, 4.36%, 4/1/30,
$5,969,373, Federal National Mortgage Association, 3.50%-4.09%, 1/1/34-3/1/36,
	$98,070,531, Government National Mortgage Association, 3.00%-6.50%, 1/15/42-9/20/74	$ 102,000,000
38,000,000	Bank of Montreal, 4.35%, dated 3/31/25, to be purchased on 4/1/25 for $38,004,592, collateralized by $38,760,000, Government National Mortgage Association, 4.00%-8.00%, 3/20/48-3/20/55	38,000,000
		$140,000,000

Shares
	Open-End Fund — 1.0%
48,212,645(k)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 48,212,645
		$48,212,645

	TOTAL SHORT TERM INVESTMENTS (Cost $188,212,645)	$188,212,645

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 108.8% (Cost $5,544,791,593)	$5,404,194,536
87Pioneer Bond Fund | 3/31/25

Principal Amount USD ($)		Value
	TBA Sales Commitments — (2.5)% of Net Assets
	U.S. Government and Agency Obligations — (2.5)%
(1,000,000)	Federal National Mortgage Association, 3.000%, 4/1/40 (TBA)	$ (945,874)
(1,000,000)	Federal National Mortgage Association, 3.500%, 4/1/40 (TBA)	(961,910)
(79,200,000)	Federal National Mortgage Association, 5.500%, 4/1/55 (TBA)	(79,094,720)
(27,100,000)	Federal National Mortgage Association, 6.000%, 4/1/55 (TBA)	(27,523,898)
(16,000,000)	Federal National Mortgage Association, 7.000%, 5/1/55 (TBA)	(16,720,805)
	TOTAL TBA SALES COMMITMENTS (Proceeds $125,263,484)	$(125,247,207)

	OTHER ASSETS AND LIABILITIES — (6.3)%	$(312,667,252)
	net assets — 100.0%	$4,966,280,077

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $1,877,781,969, or 37.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2025.
Pioneer Bond Fund | 3/31/2588

Schedule of Investments  |  3/31/25
(unaudited) (continued)
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Non-income producing security.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$500,200
Acorn Re	10/25/2024	500,000	500,250
Adare Re 2025	12/31/2024	1,232,362	1,265,871
Alamo Re	4/12/2023	1,256,000	1,293,750
Alamo Re	4/4/2024	500,000	518,100
Alamo Re	4/4/2024	250,000	262,000
Alamo Re	2/12/2025	2,190,313	2,171,500
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	20,699	9,808
Alturas Re 2022-2	1/18/2022	—	185,700
Aquila Re	5/10/2023	850,000	880,430
Aquila Re	4/26/2024	1,250,000	1,271,125
Atlas Capital	5/17/2023	2,000,000	2,089,800
Atlas Re	5/24/2024	750,000	837,225
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	2,000,000	2,162,996
Bantry Re 2025	1/21/2025	4,630,535	4,580,601
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	2,275,598	2,280,533
Black Kite Re	3/13/2025	1,517,250	1,510,200
Blue Ridge Re	11/14/2023	1,000,000	1,021,000
Blue Ridge Re	11/14/2023	1,750,000	1,801,100
Bonanza Re	1/6/2023	300,000	306,360
Bonanza Re	12/16/2024	250,000	247,700
89Pioneer Bond Fund | 3/31/25

Restricted Securities	Acquisition date	Cost	Value
Bonanza Re	12/16/2024	$1,250,000	$1,260,000
Cape Lookout Re	4/14/2023	1,100,000	1,131,900
Cape Lookout Re	2/27/2025	2,250,000	2,246,625
Cat Re 2001	11/14/2023	750,000	782,475
Cheltenham-PI0051 Re 2024	7/1/2024	786,503	1,015,348
Clearwater Re 2025	1/15/2025	1,000,000	992,012
Commonwealth Re	6/15/2022	1,000,000	1,005,500
Easton Re	5/16/2024	247,393	256,200
Eden Re II	1/25/2021	123,819	112,837
Eden Re II	1/21/2022	20,392	37,034
Eden Re II	1/17/2023	—	115,722
Eden Re II	1/10/2024	—	471,388
Eden Re II	12/27/2024	3,400,000	3,119,840
FloodSmart Re	2/29/2024	1,500,000	1,544,400
Four Lakes Re	12/22/2022	3,000,000	3,030,900
Four Lakes Re	12/8/2023	750,000	757,800
Four Lakes Re	12/11/2024	250,000	247,825
Four Lakes Re	12/11/2024	250,000	247,075
Fuchsia 2024-1	12/18/2024	1,000,000	996,900
Galileo Re	12/4/2023	1,250,000	1,301,250
Galileo Re	12/4/2023	750,000	754,875
Gamboge Re	5/9/2024	5,235,941	6,281,059
Gateway Re	2/3/2023	700,000	735,280
Gateway Re	3/11/2024	250,000	249,625
Gateway Re	12/19/2024	513,562	500,650
Gateway Re II	4/13/2023	250,000	259,000
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	187,500
Gullane Re 2025	1/22/2025	4,118,619	3,976,266
Harambee Re 2018	12/19/2017	34,747	1,800
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	12/17/2024	500,000	503,200
High Point Re	12/1/2023	3,500,000	3,531,850
Integrity Re	5/9/2022	750,000	75,000
Integrity Re	3/23/2023	1,500,000	1,527,000
Integrity RE III	2/21/2025	750,000	747,750
Integrity RE III	2/21/2025	750,000	747,525
International Bank for Reconstruction & Development	4/3/2024	250,000	256,000
International Bank for Reconstruction & Development	5/1/2024	250,000	265,125
Kendall Re	4/22/2024	1,000,000	1,044,100
Kilimanjaro III Re	6/15/2022	1,000,000	1,000,500
Lightning Re	3/20/2023	1,000,000	1,044,700
Locke Tavern Re	3/23/2023	1,000,000	1,012,800
Long Point Re IV	5/13/2022	3,500,000	3,533,600
Lorenz Re 2019	6/26/2019	424,005	21,850
Mangrove Risk Solutions	7/9/2024	—	33,000
Pioneer Bond Fund | 3/31/2590

Schedule of Investments  |  3/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Mangrove Risk Solutions	7/9/2024	$—	$5,350
Mangrove Risk Solutions	7/9/2024	—	1,625
Marlon Re	5/24/2024	250,000	257,175
Matterhorn Re	1/29/2020	732,913	652,805
Matterhorn Re	12/15/2021	250,000	245,325
Mayflower Re	6/21/2024	1,000,000	1,023,000
Merion Re 2022-2	3/1/2022	5,872,930	5,532,925
Merion Re 2025-1	1/16/2025	644,006	672,720
Merna Re II	5/8/2024	1,000,000	1,045,800
Merna Re II	5/8/2024	1,000,000	1,034,400
Merna Re II	5/8/2024	2,000,000	2,042,600
Mona Lisa Re	12/30/2022	1,000,000	1,034,900
Mystic Re	12/12/2023	1,498,762	1,569,600
Mystic Re IV	12/16/2022	3,400,000	3,524,780
Northshore Re II	6/22/2022	750,000	747,750
Oakmont Re 2024	5/23/2024	—	51,317
Old Head Re 2025	1/2/2025	193,449	205,225
Pangaea Re 2024-3	7/31/2024	3,000,000	3,188,059
Pangaea Re 2025-1	1/16/2025	2,189,901	2,145,079
Phoenix 3 Re	12/21/2020	894,588	1,361,375
PI0047 2024-1	1/26/2024	10,465,975	11,180,684
Pine Valley Re 2025	1/7/2025	862,057	886,210
Portsalon Re 2022	7/15/2022	404,317	458,460
Queen Street Re	5/12/2023	3,000,000	3,048,000
Residential Re	11/22/2022	1,750,000	1,825,250
Residential Re	11/7/2023	2,500,000	2,635,500
Residential Re	11/7/2023	1,000,000	1,034,600
Residential Re	11/4/2024	1,250,000	1,262,125
Residential Re	11/4/2024	1,250,000	1,281,875
Sanders Re	1/16/2024	1,000,000	1,038,400
Sanders Re	12/10/2024	3,000,000	2,943,600
Sanders Re	12/10/2024	3,000,000	2,977,200
Sanders Re II	11/23/2021	2,754,375	2,736,250
Sanders RE II	3/13/2025	750,000	749,962
Sanders RE II	3/13/2025	750,000	749,936
Sanders RE II	3/13/2025	750,000	749,940
Sanders RE II	3/13/2025	750,000	749,934
Sanders Re III	11/30/2022	1,000,000	1,037,300
Sector Re V	12/4/2023	—	143,812
Sector Re V	12/29/2023	—	132,332
Sector Re V	12/31/2024	6,000,000	6,095,910
Silk Road Re	12/23/2024	250,000	248,750
Sussex Re 2021-1	1/26/2021	—	—
Thopas Re 2020	12/30/2019	—	1,200
Thopas Re 2021	12/30/2020	—	65,100
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	3,831
Thopas Re 2024	2/2/2024	—	39,159
Thopas Re 2025	1/10/2025	4,000,000	3,560,800
91Pioneer Bond Fund | 3/31/25

Restricted Securities	Acquisition date	Cost	Value
Torricelli Re 2021	7/2/2021	$—	$25,371
Torricelli Re 2022	7/26/2022	—	12,600
Torricelli Re 2023	7/26/2023	—	62,100
Torricelli Re 2024	7/25/2024	4,215,966	4,302,288
Ursa Re	4/12/2023	750,000	761,925
Veraison Re	12/14/2022	500,000	517,650
Viribus Re 2018	12/22/2017	16,587	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	127,085
Viribus Re 2022	4/18/2022	—	37,200
Viribus Re 2023	2/2/2023	—	600
Viribus Re 2024	3/19/2024	—	65,467
Vitality Re XIII	1/4/2023	2,216,673	2,254,950
Vitality Re XIV	1/25/2023	6,023,750	6,164,400
Vitality Re XIV	1/25/2023	750,000	778,200
Walton Health Re 2019	7/18/2019	—	482
Walton Health Re 2022	7/13/2022	8,750	364,383
Total Restricted Securities			$164,112,091
% of Net assets			3.3%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
11,221	U.S. 5 Year Note (CBT)	6/30/25	$1,198,492,097	$1,213,621,282	$15,129,185
2,115	U.S. 10 Year Note (CBT)	6/18/25	232,096,524	235,227,656	3,131,132
740	U.S. 2 Year Note (CBT)	6/30/25	152,488,041	153,307,188	819,147
			$1,583,076,662	$1,602,156,126	$19,079,464
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,247	U.S. 10 Year Ultra Bond (CBT)	6/18/25	$(142,245,807)	$(142,313,875)	$(68,068)
87	U.S. Long Bond (CBT)	6/18/25	(10,125,521)	(10,203,469)	(77,948)
39	U.S. Ultra Bond (CBT)	6/18/25	(4,728,691)	(4,767,750)	(39,059)
			$(157,100,019)	$(157,285,094)	$(185,075)
TOTAL FUTURES CONTRACTS			$1,425,976,643	$1,444,871,032	$18,894,389
CBT	Chicago Board of Trade.
Pioneer Bond Fund | 3/31/2592

Schedule of Investments  |  3/31/25
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
200,540,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(10,021,136)	$(681,657)	$(10,702,793)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(10,021,136)	$(681,657)	$(10,702,793)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
93Pioneer Bond Fund | 3/31/25

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$11,832,996	$—	$11,832,996
Asset Backed Securities	—	532,362,626	—	532,362,626
Collateralized Mortgage Obligations	—	327,849,303	—	327,849,303
Commercial Mortgage-Backed Securities	—	219,032,449	0*	219,032,449
Corporate Bonds	—	1,824,509,301	—	1,824,509,301
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,265,871	1,265,871
Multiperil – Massachusetts	—	—	458,460	458,460
Multiperil – U.S.	—	—	12,196,032	12,196,032
Multiperil – Worldwide	—	—	9,771,454	9,771,454
Windstorm – North Carolina	—	—	39,975	39,975
Windstorm – U.S. Regional	—	—	51,317	51,317
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,800	1,800
Multiperil – Worldwide	—	—	43,795,130	43,795,130
All Other Insurance-Linked Securities	—	96,532,052	—	96,532,052
Foreign Government Bonds	—	23,005,963	—	23,005,963
U.S. Government and Agency Obligations	—	2,113,277,162	—	2,113,277,162
Repurchase Agreements	—	140,000,000	—	140,000,000
Open-End Fund	48,212,645	—	—	48,212,645
Total Investments in Securities	$48,212,645	$5,288,401,852	$67,580,039	$5,404,194,536
Liabilities
TBA Sales Commitments	$—	$(125,247,207)	$—	$(125,247,207)
Total Liabilities	$—	$(125,247,207)	$—	$(125,247,207)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$18,894,389	$—	$—	$18,894,389
Centrally cleared swap contracts^	—	(681,657)	—	(681,657)
Total Other Financial Instruments	$18,894,389	$(681,657)	$—	$18,212,732
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended March 31, 2025, there were no transfers in or out of Level 3.
Pioneer Bond Fund | 3/31/2594